SEC. File Nos. 002- 50700
811-02444

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 63
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 44
__________________

THE BOND FUND OF AMERICA
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:
(213) 486-9200
__________________

COURTNEY R. TAYLOR, Secretary
The Bond Fund of America
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
Bingham McCutchen LLP
 355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
 (Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on March 1, 2012, pursuant to paragraph (b) of rule 485.

The Bond Fund
of AmericaSM

Prospectus March 1, 2012	Class Ticker
	A B C F-1 F-2 529-A 529-B 529-C 529-E 529-F-1 R-1 R-2 R-3 R-4 R-5 R-6	ABNDX BFABX BFACX BFAFX ABNFX CFAAX CFABX CFACX CFAEX CFAFX RBFAX RBFBX RBFCX RBFEX RBFFX RBFGX
Table of contents

Investment objective
Fees and expenses of the fund
Principal investment strategies
Principal risks
Investment results
Management
Purchase and sale of fund shares
Tax information
Payments to broker-dealers and other financial intermediaries
Investment objective, strategies and risks
Management and organization

1 1 2 3 4 6 7 7 7 8 11
Shareholder information
Purchase, exchange and sale of shares
How to sell shares
Distributions and taxes
Choosing a share class
Sales charges
Sales charge reductions and waivers
Rollovers from retirement plans to IRAs
Plans of distribution
Other compensation to dealers
Fund expenses
Financial highlights
14 15 19 22 23 24 27 30 30 31 31 33

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

 Investment objective
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

 Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 65 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.22	1.00	1.00
Other expenses	0.15	0.15	0.19	0.17	0.15	0.25	0.26	0.25
Total annual fund operating expenses	0.60	1.36	1.40	0.63	0.36	0.68	1.47	1.46

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.23	0.25	0.17	0.43	0.23	0.16	0.11	0.06
Total annual fund operating expenses	0.94	0.46	1.38	1.39	0.94	0.62	0.32	0.27

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$434	$560	$697	$1,097
B	638	831	945	1,427
C	243	443	766	1,680
F-1	64	202	351	786
F-2	37	116	202	456
529-A	462	624	798	1,295
529-B	669	904	1,060	1,645
529-C	268	501	855	1,846
529-E	116	339	578	1,258
529-F-1	67	187	317	686
R-1	140	437	755	1,657
R-2	142	440	761	1,669
R-3	96	300	520	1,155
R-4	63	199	346	774
R-5	33	103	180	406
R-6	28	87	152	343
For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$138	$431	$745	$1,427
C	143	443	766	1,680
529-B	169	504	860	1,645
529-C	168	501	855	1,846

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio. The fund’s portfolio turnover was primarily due to the fund investing in securities issued by the U.S. government and its agencies and instrumentalities. These securities typically have lower transaction costs than other types of securities, such as stocks and corporate bonds.

 Principal investment strategies
The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets.

The fund may also invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund’s current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser or in debt securities that are unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated Ba1 and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Investment Grade Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	5/28/1974	2.55%	2.77%	4.54%	8.26%
− After taxes on distributions		1.35	1.13	2.72	N/A
− After taxes on distributions and sale of fund shares		1.64	1.38	2.79	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	0.70%	2.46%	4.32%	4.69%
C	3/15/2001	4.66	2.75	4.10	4.12
F-1	3/15/2001	6.48	3.56	4.92	4.87
F-2	8/4/2008	6.76	N/A	N/A	5.38
529-A	2/15/2002	2.47	2.71	N/A	4.48
529-B	2/15/2002	0.58	2.34	N/A	4.17
529-C	2/19/2002	4.59	2.69	N/A	4.05
529-E	3/7/2002	6.14	3.21	N/A	4.60
529-F-1	9/26/2002	6.65	3.72	N/A	5.28
R-1	6/11/2002	5.68	2.75	N/A	4.13
R-2	5/31/2002	5.67	2.72	N/A	4.08
R-3	6/4/2002	6.15	3.22	N/A	4.52
R-4	5/20/2002	6.48	3.54	N/A	4.92
R-5	5/15/2002	6.80	3.85	N/A	5.26
R-6	5/1/2009	6.85	N/A	N/A	10.23

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)	7.84%	6.50%	5.78%	N/A
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	6.22	5.63	5.18	7.77%
Consumer Price Index	2.96	2.26	2.48	4.17
Class A annualized 30-day yield at December 31, 2011: 2.61% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

 Management
Investment adviser Capital Research and Management Company

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
John H. Smet President and Trustee	23 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Andrew F. Barth Senior Vice President	2 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Robert H. Neithart Senior Vice President	3 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Mark A. Brett Vice President	1 year	Vice President – Fixed Income, Capital Research Company
Mark H. Dalzell Vice President	18 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Daigle	1 year	Senior Vice President – Fixed Income, Capital Research Company
David A. Hoag	3 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Thomas H. Hogh	3 years	Senior Vice President – Fixed Income, Capital Research Company
Wesley K.-S. Phoa	1 year	Senior Vice President – Fixed Income, Capital Research Company

 Purchase and sale of fund shares
The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish, or add to, an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information
Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred.

 Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

 Investment objective, strategies and risks
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets.

The fund may also invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund’s current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser or in debt securities that are unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated Ba1 and BB+ or below are sometimes referred to as “junk bonds.”

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuer is domiciled or operates, including political, social, economic or market changes or instability in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. These risks may be heightened in connection with investments in emerging and developing countries.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, along with a description of certain of the risks associated with those practices.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence as of the date the fund’s Class A shares were first sold; therefore, lifetime results are not shown. The Lipper Intermediate Investment-Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges, account fees or taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

 Management and organization
Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the period ended June 30, 2011.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders approved this arrangement at a meeting of the fund’s shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Multiple Portfolio Counselor System® Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio counselors.

Portfolio counselor	Investment experience	Experience in this fund	Role in management of the fund
John H. Smet	Investment professional for 30 years in total; 29 years with Capital Research and Management Company or affiliate	23 years	Serves as a fixed-income portfolio counselor
Andrew F. Barth	Investment professional for 27 years, all with Capital Research and Management Company or affiliate	2 years	Serves as a fixed-income portfolio counselor
Robert H. Neithart	Investment professional for 25 years, all with Capital Research and Management Company or affiliate	3 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio counselor
Mark A. Brett	Investment professional for 33 years in total; 18 years with Capital Research and Management Company or affiliate	1 year	Serves as a fixed-income portfolio counselor
Mark H. Dalzell	Investment professional for 34 years in total; 24 years with Capital Research and Management Company or affiliate	18 years	Serves as a fixed-income portfolio counselor
David A. Daigle	Investment professional for 17 years, all with Capital Research and Management Company or affiliate	1 year (plus 15 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio counselor

Portfolio counselor	Investment experience	Experience in this fund	Role in management of the fund
David A. Hoag	Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed-income portfolio counselor
Thomas H. Hogh	Investment professional for 25 years in total; 21 years with Capital Research and Management Company or affiliate	3 years	Serves as a fixed-income portfolio counselor
Wesley K.-S. Phoa	Investment professional for 18 years in total; 13 years with Capital Research and Management Company or affiliate	1 year	Serves as a fixed-income portfolio counselor

Information regarding the portfolio counselors’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer or retirement plan recordkeeper for more information.

 Shareholder information
Shareholder services American Funds Service Company®,  the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to their account(s). These documents are available by writing to or calling American Funds Service Company.

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. References to Class F shares refer to both Class F-1 and F-2 shares and references to Class R shares refer to Class R-1, R-2, R-3, R-4, R-5 and R-6 shares.

 Purchase, exchange and sale of shares
The fund’s transfer agent, on behalf of the fund and American Funds Distributors,®  the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $5,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment was made.

Different procedures may apply to certain group accounts.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund’s officers. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the original Class B share purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisers and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series,®  and Class R-5 and R-6 shares are available to other registered investment companies approved by the fund’s investment adviser. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares, unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial adviser before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

 How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial adviser (certain charges may apply)

• Shares held for you in your dealer’s name must be sold through the dealer.

• Generally, Class F shares must be sold through intermediaries such as dealers or financial advisers.

Writing to American Funds Service Company

• Requests must be signed by the registered shareholder(s).

• A signature guarantee is required if the redemption is:

— more than $75,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

• American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

• Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

•	Checks must be made payable to the registered shareholder.

•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the right of the fund and American Funds Distributors to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

 Distributions and taxes
Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

 Choosing a share class
The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

•	how long you expect to own the shares;

•	how much you intend to invest;

•	total expenses associated with owning shares of each class;

•
whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

•
whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and

•	availability of share classes:

—	Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;

—
Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans;

—
Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisers and to other intermediaries approved by the fund’s distributor; and

—
Class R shares are generally available only to 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

 Sales charges
Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;

•
investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and

•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50% for

Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

 Sales charge reductions and waivers
To receive a reduction in your Class A initial sales charge, you must let your financial adviser or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your adviser or American Funds Service Company know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial adviser.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•
trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

•	solely controlled business accounts; and

•	single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

•	tax-free returns of excess contributions to IRAs;

•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•	for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

•
the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

—
redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

 Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

•	rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

—	the assets being rolled over were invested in American Funds at the time of distribution; and

—	the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

 Plans of distribution
The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case will exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2011, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

 Fund expenses
In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table in this prospectus.

For all share classes except Class A and B shares, “Other expenses” items in the Annual Fund Operating Expenses table on page 1 of this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. The fee table is based on expenses as of the fund’s most recently completed fiscal year. Since January 1, 2012, Class A shares have been subject to an additional .01% fee for administrative services payable to the fund’s investment adviser. In addition, since January 1, 2012, Class C, F, R and 529 shares have been paying transfer agency expenses directly rather than through the administrative services fee, and the administrative services fee for those classes has been reduced to .05%. Previously, transfer agency expenses were paid through the administrative services fee, and the investment adviser paid any transfer agency fees in excess of .10%. Accordingly, the fund estimates that transfer agency expenses on Class C and F-1 shares will increase during the fund’s current fiscal year by .02% and .01%, respectively.

The “Other expenses” items in the Annual Fund Operating Expenses table include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services.

Retail investors The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.05% of assets or $12 per participant position1	0.05% of assets or $12 per participant position1
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position2 or 0.35% of assets3	0.25% of assets
Class R-3	0.10% of assets plus $12 per participant position2 or 0.19% of assets3	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment amount depends on the date services commenced.
2 Payment with respect to Recordkeeper Direct program.
3 Payment with respect to PlanPremier program.

Note that references to Class A, B, C and F-1 shares in this section do not include the corresponding Class 529 shares.

 Financial highlights
The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class A:
Year ended 12/31/2011	$12.19	$.40	$ .38	$ .78	$(.42)	$12.55	6.51%	$23,654.60%		.60%	3.23%
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627.59		.59	3.61
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349.65		.65	4.74
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987.65		.63	5.76
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898.63		.61	5.22
Class B:
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	1.36	2.49
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35	1.35	2.88
Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40	1.40	4.05
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48

		Income (loss) from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class C:
Year ended 12/31/2011	$12.19	$.30	$ .38	$ .68	$(.32)	$12.55	5.66%	$2,520	1.40%	1.40%	2.43%
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39	1.39	2.81
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44	1.44	3.91
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Class F-1:
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520.63		.63	3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866.62		.62	3.59
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329.65		.65	4.80
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653.64		.62	5.78
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963.62		.60	5.22
Class F-2:
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319.36		.36	3.48
Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402.36		.36	3.89
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737.39		.39	4.66
Period from 8/4/2008 to 12/31/20084	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99.18		.17	2.69
Class 529-A:
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981.68		.68	3.13
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898.65		.65	3.53
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758.70		.70	4.67
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547.69		.67	5.74
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532.69		.67	5.17
(The Financial Highlights table continues on the following page.)

		Income (loss) from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class 529-B:
Year ended 12/31/2011	$12.19	$.29	$ .38	$ .67	$(.31)	$12.55	5.58%	$ 54	1.47%	1.47%	2.36%
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45	1.45	2.76
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50	1.50	3.89
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Class 529-C:
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444	1.46	1.46	2.35
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44	1.44	2.74
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49	1.49	3.87
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Class 529-E:
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54.94		.94	2.87
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49.93		.93	3.24
Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40.99		.99	4.38
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29.99		.96	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28.98		.96	4.88
Class 529-F-1:
Year ended 12/31/2011	12.19	.42	.38	.80	(.44)	12.55	6.65	59.46		.46	3.36
Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54.44		.44	3.74
Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44.49		.49	4.84
Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26.49		.46	5.96
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22.48		.46	5.38

		Income (loss) from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class R-1:
Year ended 12/31/2011	$12.19	$.30	$ .38	$ .68	$(.32)	$12.55	5.68%	$ 91	1.38%	1.38%	2.45%
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38	1.38	2.82
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43	1.43	3.96
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42	5.01
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Class R-2:
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806	1.39	1.39	2.43
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39	1.39	2.79
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49	1.49	3.89
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50	4.90
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Class R-3:
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963.94		.94	2.89
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053.93		.93	3.26
Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091.97		.97	4.43
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939.98		.95	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949.98		.95	4.89
Class R-4:
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669.62		.62	3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768.62		.62	3.57
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788.66		.66	4.75
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707.67		.64	5.77
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692.66		.64	5.22
(The Financial Highlights table continues on the following page.)

		Income (loss) from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim- bursements/ waivers	Ratio of expenses to average net assets after reim- bursements/ waivers3	Ratio of net income to average net assets3
Class R-5:
Year ended 12/31/2011	$12.19	$.43	$ .38	$ .81	$(.45)	$12.55	6.80%	$310.32%		.32%	3.51%
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370.32		.32	3.88
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451.37		.37	5.20
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667.37		.34	6.06
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635.36		.34	5.50
Class R-6:
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237.27		.27	3.55
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280.27		.27	3.90
Period from 5/1/2009 to 12/31/20094	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252.315		.315	4.595

	Year ended December 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	154%	99%	84%	57%	58%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and Management Company paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.

4	Based on operations for the period shown and, accordingly, may not be representative of a full year.
5	Annualized.

Notes

For shareholder services	American Funds Service Company 800/421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company 800/421-4225, ext. 529
For 24-hour information	American FundsLine 800/325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity, the English text will prevail.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at 800/421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

MFGEPR-908-0312P Litho in USA CGD/CF/8005	Investment Company File No. 811-02444
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

The Bond Fund of America

Part B

Statement of Additional Information

March 1, 2012

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund” or “BFA”) dated March 1, 2012. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary
333 South Hope Street
Los Angeles, California 90071
213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class B	BFABX	Class 529-B	CFABX	Class R-2	RBFBX
Class C	BFACX	Class 529-C	CFACX	Class R-3	RBFCX
Class F-1	BFAFX	Class 529-E	CFAEX	Class R-4	RBFEX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-5	RBFFX
				Class R-6	RBFGX

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser at time of purchase, including U.S. government securities, money market instruments or cash. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

•
The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

•
The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund’s current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

•
The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

•
While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

•	The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

*     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates which are not fixed, but vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Securities with equity and debt characteristics — The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S.

Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity’s website for further information on the specific program). Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program — The FDIC guaranteed payment of senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies. The guarantee covers all senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may have also issued debt during the period that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Government guarantees outside the U.S. — Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Many of these developing countries may be referred to as emerging countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing and emerging countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing and emerging countries only to a limited extent.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Real estate investment trusts — The fund may invest in debt securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Inverse floating rate notes — The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers”. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps in order to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to the principal dollar amount (called the “notional amount”). Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

The use of interest rate swaps may involve certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. The fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may bear the risk of loss of any amount it expected to receive from the counterparty. The term of an interest rate swap can be days, months or years and as a result certain swaps may be less liquid than others.

*     *     *     *     *     *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2011 and 2010 were 154% and 99%, respectively. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.Borrow money;

b.Issue senior securities;

c.Underwrite the securities of other issuers;

d.Purchase or sell real estate or commodities;

e.Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, the fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, the fund does not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

 Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
William H. Baribault, 66 Trustee (2010)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	42	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 65 Trustee (2006)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	46	Quiksilver, Inc. Former director of Professional Business Bank (until 2007); Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 65 Trustee (1994)	President and CEO, Fuller Consulting (financial management consulting firm)	46	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 66 Trustee (2010)	Founding General Partner, InterWest Partners (a venture capital firm)	42	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 65 Trustee (2005)	Private investor; former President, Dumbarton Group LLC (securities industry consulting)	48	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 53 Trustee (2010)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	45	The NASDAQ Stock Market LLC; Trimble Navigation Limited

• Service with Office of the U.S. Trade Representative and U.S. Department of Justice

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Experience as corporate lawyer

• J.D.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 56 Trustee (2009)	Clinical Professor and Director, Accounting Program, University of Redlands	42	None

• Assistant professor, accounting

• Service in the Office of Chief Accountant and Enforcement Division of the Securities and Exchange Commission

• Experience in corporate management and public accounting

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Ph.D., accounting

• Formerly licensed as C.P.A.

Frank M. Sanchez, 68 Trustee (1999)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	42	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Margaret Spellings, 54 Trustee (2010)	President and CEO, Margaret Spellings & Company; President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education - Federal Government Agency	42	None

• Former Assistant to the President for Domestic Policy, The White House: Federal Government, Executive Branch

• Former senior advisor to the Governor of Texas

• Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 62 Trustee (2007)	President and Professor of Anthropology, The University of Tulsa	45	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

“Interested” trustees5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with fund (year first elected as a director/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
John H. Smet, 55 President (1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	17	None

Other officers6

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
David C. Barclay, 55 Senior Vice President (1997)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew F. Barth, 50 Senior Vice President (2011)	Director, The Capital Group Companies, Inc.;* Director, Capital Group International, Inc.;* Chairman of the Board, Capital Guardian Trust Company*
Robert H. Neithart, 46 Senior Vice President (2011)

Chairman of the Board, Capital Strategy Research, Inc.;* Senior Vice President, Capital International Research, Inc.;* Senior Vice President, Capital Guardian Trust Company;* Senior Vice President – Fixed Income, Capital Research and Management Company;* Director, The Capital Group Companies, Inc.*

Mark A. Brett, 53 Vice President (2011)

Vice President – Fixed Income, Capital Research Company;* Director, Capital Strategy Research, Inc.;* Vice President, Capital International Research, Inc.;* Senior Vice President, Capital International Limited*

Mark H. Dalzell, 57 Vice President (2009)	Senior Vice President – Fixed Income, Capital Research and Management Company
Kristine M. Nishiyama, 41 Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Senior Counsel, Capital Bank and Trust Company*
Courtney R. Taylor, 37 Secretary (2006)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Brian C. Janssen, 40 Treasurer (2011)	Senior Manager – Fund Accounting, Capital Research and Management Company
Steven I. Koszalka, 47 Assistant Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
M. Susan Gupton, 38 Assistant Treasurer (2008)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 60 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

*Company affiliated with Capital Research and Management Company.

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2Includes service as a director or officer of the fund’s predecessor, The Bond Fund of America, Inc., a Maryland corporation. Trustees and officers of the fund serve until their resignation, removal or retirement.

3Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5“Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2011:

Name	Dollar range1 of fund shares owned	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation3 allocated to fund	Aggregate dollar range1,2 of independent trustees deferred compensation3 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	$10,001 – $50,000	N/A	$1 – $10,000
James G. Ellis	$10,001 – $50,000	Over $100,000	N/A	N/A
Leonard R. Fuller	$10,001 – $50,000	Over $100,000	$10,001 – $50,000	Over $100,000
W. Scott Hedrick	None	Over $100,000	N/A	N/A
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Laurel B. Mitchell	$10,001 – $50,000	$50,001 – $100,000	N/A	N/A
Frank M. Sanchez	$1 – $10,000	$10,001 – $50,000	N/A	N/A
Margaret Spellings	None	$10,001 – $50,000	N/A	N/A
Steadman Upham	None	None	N/A	Over $100,000

Name	Dollar range1 of fund shares owned	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
John H. Smet	Over $100,000	Over $100,000

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2N/A indicates that the listed individual, as of December 31, 2011, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $2,761 to $16,559, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2011:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
William H. Baribault	$22,320	$165,500
James G. Ellis	19,126	273,633
Leonard R. Fuller3	21,605	337,640
W. Scott Hedrick	19,782	146,000
R. Clark Hooper	18,842	393,920
Merit E. Janow	19,738	290,292
Laurel B. Mitchell	27,396	165,500
Frank M. Sanchez	26,858	155,500
Margaret Spellings	22,244	148,500
Steadman Upham3	21,149	225,125

1Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2011 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

3Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2011 fiscal year for participating trustees is as follows: Leonard R. Fuller ($73,704) and Steadman Upham ($153,999). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

As of February 1, 2012, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973 and was reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, the Virginia College Savings PlanSM will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent fund counsel.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2011 fiscal year.

The fund has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings, and Steadman Upham, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2011 fiscal year.

The fund has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, and Margaret Spellings, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2011 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2012. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B Class 529-A Class 529-B	22.11% 15.75 9.54 5.35
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	8.44 8.75 8.58 22.35 16.27
First Clearing, LLC Custody Account St, Louis, MO	Record	Class A Class B Class C Class F-1	8.09 7.34 10.54 16.37
National Financial Services, LLC Omnibus Account New York, NY	Record	Class B Class F-1 Class F-2	7.10 10.43 13.83
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class B Class C Class F-2 Class R-5	5.64 11.76 26.13 7.72
Citigroup Global Markets, Inc. Omnibus Account New York, NY	Record	Class C Class F-1	5.45 6.14
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-1	10.79

Name and address	Ownership	Ownership percentage
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class F-1	8.99
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1	5.16
Raymond James Omnibus Account St. Petersburg, FL	Record	Class F-1	5.04
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	9.20
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1 Class R-3	28.18 7.99
Hartford Securities Distribution Co. Hartford, CT	Record	Class R-1	6.52
Trader Joe’s Company Retirement Plan Englewood, CO	Record Beneficial	Class R-4	19.10
Mount Sinai Medical Center Retirement Plan New York, NY	Record Beneficial	Class R-5	12.81
The Capital Group Companies Retirement Plans Los Angeles, CA	Record Beneficial	Class R-5	11.56
Mac & Co. Profit Sharing Plan #1 Pittsburgh, PA	Record Beneficial	Class R-5	8.18
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record Beneficial	Class R-5	8.17
Mac & Co. Profit Sharing Plan #2 Pittsburgh, PA	Record Beneficial	Class R-5	7.09
Edward D. Jones & Co. Retirement Plan Norwood, MA	Record Beneficial	Class R-5	5.54
American Funds 2010 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	38.38
American Funds 2015 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	30.11
NFS, LLC FEBO 401K Plan Covington, KY	Record Beneficial	Class R-6	5.68

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio counselors may be measured against one or more benchmarks, depending on his or her investment focus, such as: Barclays Capital U.S. Aggregate Index, Lipper Intermediate Investment Grade Debt Funds Average, Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, Lipper High Current Yield Bond Funds Average, Lipper Emerging Markets Debt Funds Average and JP Morgan Emerging Markets Bond Index Global. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio counselor fund holdings and other managed accounts — As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of December 31, 2011:

Portfolio counselor	Dollar range of fund shares owned1	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)2		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)3		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)4
John H. Smet	$500,001 – $1,000,000	4	$137.0	None		None
Andrew F. Barth	$10,001 – $50,000	None		None		None
Robert H. Neithart	Over $1,000,000	4	$32.5	6	$3.34	167	$3.95
Mark A. Brett	None5	3	$12.3	3	$0.19	88	$2.72
Mark H. Dalzell	$100,001 – $500,000	3	$23.9	1	$0.03	78	$2.62
David A. Daigle	$100,001 – $500,000	3	$30.0	None		None
David A. Hoag	$100,001 – $500,000	5	$98.3	None		None
Thomas H. Hogh	None5	5	$34.8	1	$0.13	1	$0.09
Wesley K.-S. Phoa	$50,001 – $100,0006	5	$21.7	2	$0.28	6	$3.14

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

3Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

4Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

5Tax considerations for portfolio counselors outside the U.S. may adversely influence such portfolio counselor’s ability to own shares of the fund.

6As of January 31, 2012.

7The advisory fee of one of these accounts (representing $0.01 billion in total assets) is based partially on its investment results.

8The advisory fee of one of these accounts (representing $0.36 billion in total assets) is based partially on its investment results.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until March 31, 2012, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following annualized rates and average daily net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$0	$60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.16	3,000,000,000	6,000,000,000
0.15	6,000,000,000	10,000,000,000
0.14	10,000,000,000	16,000,000,000
0.13	16,000,000,000	20,000,000,000
0.12	20,000,000,000	28,000,000,000
0.115	28,000,000,000	36,000,000,000
0.11	36,000,000,000

The agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
2.25%	$0	$8,333,333
2.00	8,333,333	41,666,667
1.75	41,666,667

For the fiscal years ended December 31, 2011, 2010 and 2009, the investment adviser was entitled to receive from the fund management fees of $70,595,000, $83,015,000 and $86,265,000, respectively.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until March 31, 2012, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.

Prior to January 1, 2012, Class A shares were not subject to an administrative services fee and Class C, F, R and 529 shares were subject to an administrative services fee of up to .15% (.10% for Class R-5 and .05% for Class R-6) based on each share class’s respective average daily net assets. The investment adviser used a portion of the administrative services fee paid on Class C, F, R and 529 shares to compensate third parties for transfer agent services provided to shareholder accounts on behalf of the fund. Of the remainder, the investment adviser retained no more than .05% of the average daily net assets for each applicable share class for the administrative services it provided.

Prior to January 1, 2012, the administrative services fee also included compensation for transfer agent and shareholder services provided to fund shareholders in each applicable share class. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser made payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services was also paid directly from the relevant share class.

During the 2011 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

Administrative services fee
Class C	$4,658,000
Class F-1	2,624,000
Class F-2	465,000
Class 529-A	1,244,000
Class 529-B	93,000
Class 529-C	609,000
Class 529-E	58,000
Class 529-F-1	75,000
Class R-1	152,000
Class R-2	3,344,000
Class R-3	2,144,000
Class R-4	1,072,000
Class R-5	298,000
Class R-6	120,000

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251 and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•
For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

•
For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

•	For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and 529-B shares prior to April 21, 2009. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisers, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2011	$6,624,000	$25,456,000
	2010	9,884,000	37,968,000
	2009	17,478,000	66,353,000
Class B	2011	—	—
	2010	19,000	—
	2009	245,000	1,742,000
Class C	2011	492,000	2,024,000
	2010	2,250,000	3,483,000
	2009	—	8,192,000
Class 529-A	2011	531,000	2,023,000
	2010	633,000	2,421,000
	2009	641,000	2,401,000
Class 529-B	2011	—	—
	2010	1,000	—
	2009	16,000	71,000
Class 529-C	2011	55,000	536,000
	2010	70,000	692,000
	2009	—	758,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments1	Distribution related payments1	Total allowable under the Plans2
Class C	0.25%	0.75%	1.00%
Class 529-C	0.25	0.75	1.00
Class F-1	0.25	—	0.50
Class 529-F-1	0.25	—	0.50
Class 529-E	0.25	0.25	0.75
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1	Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2	The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

During the 2011 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$57,167,000	$4,600,000
Class B	7,199,000	541,000
Class C	26,115,000	2,230,000
Class F-1	4,111,000	390,000
Class 529-A	2,043,000	176,000
Class 529-B	614,000	52,000
Class 529-C	4,271,000	428,000
Class 529-E	248,000	25,000
Class 529-F-1	—	—
Class R-1	941,000	84,000
Class R-2	6,003,000	657,000
Class R-3	4,902,000	548,000
Class R-4	1,770,000	172,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisers to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial adviser. If you need a financial adviser, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia College Savings Plan — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .09% on net assets between $30 billion and $60 billion, .08% on net assets between $60 billion and $90 billion, .07% on net assets between $90 billion and $120 billion, and .06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

Other compensation to dealers — As of July 2011, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC
Cadaret, Grant & Co., Inc.
Cambridge Investment Research, Inc.
Cetera Financial Group
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
Multi-Financial Securities Corporation
Primevest Financial Services, Inc.
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
Genworth Financial Securities Corporation
H. Beck, Inc.
Hefren-Tillotson, Inc.
HTK / Janney Montgomery Group
Hornor, Townsend & Kent, Inc.
Janney Montgomery Scott LLC
ING Group
ING Financial Advisers, LLC
ING Financial Partners, Inc.
Transamerica Financial Advisors, Inc.
J. J. B. Hilliard, W. L. Lyons, LLC
J.P. Morgan Chase Banc One
Chase Investment Services Corp.
J.P. Morgan Securities Inc.
Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial Corporation
Uvest Investment Services
Merrill Lynch Banc of America
Banc of America Securities LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Metlife Enterprises
Metlife Securities Inc.
New England Securities
Tower Square Securities, Inc.
Walnut Street Securities, Inc.
MML Investors Services, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney LLC
National Planning Holdings Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
National Planning Corporation
SII Investments, Inc.

NFP Securities, Inc.
Northwestern Mutual Investment Services, LLC
Park Avenue Securities LLC
PFS Investments Inc.
PNC Network
PNC Investments LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC Capital Markets Corporation
Robert W. Baird & Co. Incorporated
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
Wells Fargo Network
First Clearing LLC
H.D. Vest Investment Securities, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Investment Services Group
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors Private Client Group
Wells Fargo Investments, LLC

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2011, 2010 and 2009 amounted to $1,000, $27,000 and $743,000, respectively. The volume of commissionable trading activity was higher during fiscal year 2009, resulting in higher brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Goldman Sachs & Co., Morgan Stanley, Credit Suisse Group, UBS AG and Citigroup Global Markets Inc. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Goldman Sachs & Co. in the amount of $128,352,000, Morgan Stanley in the amount of $119,982,000, Credit Suisse Group in the amount of $19,207,000, UBS AG in the amount of $67,226,000 and Citigroup Inc. in the amount of $234,003,000.

 Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website within 30 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund’s custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund’s officers.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on these prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more independent pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments (other than exempt-interest dividends) made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

 Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial adviser — Deliver or mail a check to your financial adviser.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds
12711 North Meridian Street
Carmel, IN 46032-9181

American Funds
5300 Robin Hood Rd.
Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank
ABA Routing No. 121000248
Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:
American Funds Service Company
(fund’s name)

For further credit to:
(shareholder’s fund account number)
(shareholder’s name)

You may contact American Funds Service Company at 800/421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College Savings Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

•	Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and

•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company of your request. Notwithstanding the previous sentence, you can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at 800/421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)
current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2)
currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law,

(b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3)
currently registered investment advisers (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)	insurance company separate accounts;

(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7)	The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(9)
wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•
individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);

•
trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

•	endowments or foundations established and controlled by you or your immediate family; or

•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

•
for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

•
for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•
Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•
Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or

elimination of the fund by the Virginia College Savings Plan as an option for additional investment within CollegeAmerica.

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2)if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under “General information — fund numbers”), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank NA, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $31,949,000 for Class A shares and $958,000 for Class B shares for the 2011 fiscal year. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

Prior to January 1, 2012, only Class A and B shares were subject to the Shareholder Services Agreement. American Funds Service Company was compensated for certain transfer agency services provided to other share classes from the administrative services fees paid to the investment adviser and from the relevant share class, as described under “Administrative services.”

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, California 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling 800/421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus.The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.55
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$13.04

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Global Balanced Fund SM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental InvestorsSM	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage FundSM	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond FundSM	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New YorkSM	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income TrustSM	021	221	321	421	621
The Bond Fund of AmericaSM	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of AmericaSM	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of AmericaSM	043	243	343	443	643
Short-Term Bond Fund of AmericaSM	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®*	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities FundSM	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659
___________

*Qualified for sale only in certain jurisdictions.

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/bond funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Bond funds
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459

Fund numbers
Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
AMCAP Fund	2102	2202	2302	2402	2502	2602
American Balanced Fund	2111	2211	2311	2411	2511	2611
American Funds Global Balanced Fund	2137	2237	2337	2437	2537	2637
American Mutual Fund	2103	2203	2303	2403	2503	2603
Capital Income Builder	2112	2212	2312	2412	2512	2612
Capital World Growth and Income Fund	2133	2233	2333	2433	2533	2633
EuroPacific Growth Fund	2116	2216	2316	2416	2516	2616
Fundamental Investors	2110	2210	2310	2410	2510	2610
The Growth Fund of America	2105	2205	2305	2405	2505	2605
The Income Fund of America	2106	2206	2306	2406	2506	2606
International Growth and Income Fund	2134	2234	2334	2434	2534	2634
The Investment Company of America	2104	2204	2304	2404	2504	2604
The New Economy Fund	2114	2214	2314	2414	2514	2614
New Perspective Fund	2107	2207	2307	2407	2507	2607
New World Fund	2136	2236	2336	2436	2536	2636
SMALLCAP World Fund	2135	2235	2335	2435	2535	2635
Washington Mutual Investors Fund	2101	2201	2301	2401	2501	2601
Bond funds
American Funds Mortgage Fund	2142	2242	2342	2442	2542	2642
American High-Income Trust	2121	2221	2321	2421	2521	2621
The Bond Fund of America	2108	2208	2308	2408	2508	2608
Capital World Bond Fund	2131	2231	2331	2431	2531	2631
Intermediate Bond Fund of America	2123	2223	2323	2423	2523	2623
Short-Term Bond Fund of America	2148	2248	2348	2448	2548	2648
U.S. Government Securities Fund	2122	2222	2322	2422	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	2359	2459	2559	2659

	Fund numbers
Fund	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
American Funds 2055 Target Date Retirement FundSM	082	2182	2282	2382	2482	2582	2682
American Funds 2050 Target Date Retirement Fund®	069	2169	2269	2369	2469	2569	2669
American Funds 2045 Target Date Retirement Fund®	068	2168	2268	2368	2468	2568	2668
American Funds 2040 Target Date Retirement Fund®	067	2167	2267	2367	2467	2567	2667
American Funds 2035 Target Date Retirement Fund®	066	2166	2266	2366	2466	2566	2666
American Funds 2030 Target Date Retirement Fund®	065	2165	2265	2365	2465	2565	2665
American Funds 2025 Target Date Retirement Fund®	064	2164	2264	2364	2464	2564	2664
American Funds 2020 Target Date Retirement Fund®	063	2163	2263	2363	2463	2563	2663
American Funds 2015 Target Date Retirement Fund®	062	2162	2262	2362	2462	2562	2662
American Funds 2010 Target Date Retirement Fund®	061	2161	2261	2361	2461	2561	2661

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s

Long-term rating definitions

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s

Long-term issue credit ratings

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc.

Long-term credit ratings

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, or categories below ‘B’.

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2011

Bonds & notes — 95.47%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 34.99%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 30.85%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$46,225	$47,426
Fannie Mae 4.89% 2012	25,000	25,231
Fannie Mae 3.308% 20172	4,103	4,363
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	2,829	3,050
Fannie Mae 4.00% 2019	14,509	15,312
Fannie Mae 5.50% 2019	82	89
Fannie Mae 5.50% 2020	7,104	7,720
Fannie Mae 5.50% 2020	876	953
Fannie Mae 11.147% 20202	71	82
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,725	5,876
Fannie Mae 5.00% 2023	4,220	4,563
Fannie Mae 5.50% 2023	23,478	25,573
Fannie Mae 5.50% 2023	22,587	24,578
Fannie Mae 6.00% 2023	2,438	2,640
Fannie Mae 4.50% 2024	17,531	18,700
Fannie Mae 6.00% 2024	6,147	6,841
Fannie Mae 3.50% 2025	74,093	77,574
Fannie Mae 3.50% 2025	65,056	68,112
Fannie Mae 3.50% 2025	63,914	66,916
Fannie Mae 3.50% 2025	29,010	30,373
Fannie Mae 3.50% 2025	16,840	17,631
Fannie Mae 3.50% 2025	12,175	12,747
Fannie Mae 3.50% 2025	11,766	12,319
Fannie Mae 3.50% 2025	10,738	11,242
Fannie Mae 3.50% 2025	8,201	8,586
Fannie Mae 3.50% 2025	6,718	7,033
Fannie Mae 4.50% 2025	24,117	25,726
Fannie Mae 4.50% 2025	12,214	13,029
Fannie Mae 4.50% 2025	12,118	12,926
Fannie Mae, Series 2001-4, Class GA, 9.80% 20252	241	282
Fannie Mae, Series 2001-4, Class NA, 11.512% 20252	671	740
Fannie Mae 3.118% 20262	362	376
Fannie Mae 3.50% 2026	102,811	107,642
Fannie Mae 3.50% 2026	25,063	26,243
Fannie Mae 3.50% 2026	11,858	12,415
Fannie Mae 3.50% 2026	10,376	10,864
Fannie Mae 4.00% 2026	17,300	18,278
Fannie Mae 6.00% 2026	15,102	16,806
Fannie Mae 3.00% 2027	975,512	1,007,674
Fannie Mae 3.50% 2027	5,180	5,418
Fannie Mae 4.50% 2027	15,000	15,994
Fannie Mae 5.00% 2027	9,000	9,679
Fannie Mae 5.50% 2027	8,061	8,798
Fannie Mae 6.00% 2028	3,880	4,291
Fannie Mae 6.00% 2028	2,648	2,920
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,429	1,136
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	448	531
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,144	3,540
Fannie Mae, Series 2001-20, Class E, 9.615% 20312	42	48
Fannie Mae 6.50% 2032	132	146
Fannie Mae 5.00% 2033	4,000	4,326
Fannie Mae 6.50% 2034	842	938
Fannie Mae 5.00% 2035	108,183	117,010
Fannie Mae 5.00% 2035	5,000	5,406
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	3,901	4,392
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	5,884	5,623
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	5,647	5,014
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,218	1,108
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	4,355	4,818
Fannie Mae 5.50% 2036	1,912	2,088
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	13,695	15,469
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	11,897	13,261
Fannie Mae 6.00% 2036	11,382	12,554
Fannie Mae 6.00% 2036	5,437	5,993
Fannie Mae 6.00% 2036	5,017	5,535
Fannie Mae 6.00% 2036	3,328	3,670
Fannie Mae 6.00% 2036	1,156	1,277
Fannie Mae 6.50% 2036	10,573	11,801
Fannie Mae 6.50% 2036	6,535	7,341
Fannie Mae 7.00% 2036	871	995
Fannie Mae 7.00% 2036	705	804
Fannie Mae 7.50% 2036	359	401
Fannie Mae 7.50% 2036	112	125
Fannie Mae 8.00% 2036	746	840
Fannie Mae 5.00% 2037	4,000	4,326
Fannie Mae 5.292% 20372	6,514	6,942
Fannie Mae 5.489% 20372	4,023	4,287
Fannie Mae 5.50% 2037	54,693	59,677
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	20,277	22,349
Fannie Mae 5.50% 2037	15,000	16,348
Fannie Mae 5.56% 20372	9,125	9,700
Fannie Mae 5.575% 20372	14,649	15,610
Fannie Mae 5.623% 20372	4,754	4,959
Fannie Mae 6.00% 2037	51,679	56,970
Fannie Mae 6.00% 2037	32,210	35,426
Fannie Mae 6.00% 2037	15,175	16,729
Fannie Mae 6.00% 2037	9,555	10,509
Fannie Mae 6.00% 2037	7,156	7,888
Fannie Mae 6.00% 2037	5,690	6,219
Fannie Mae 6.00% 2037	5,549	6,117
Fannie Mae 6.00% 2037	4,742	5,220
Fannie Mae 6.00% 2037	2,774	3,031
Fannie Mae 6.00% 2037	1,596	1,763
Fannie Mae 6.00% 2037	1,282	1,413
Fannie Mae 6.00% 2037	1,240	1,370
Fannie Mae 6.00% 2037	1,165	1,284
Fannie Mae 6.00% 2037	1,110	1,224
Fannie Mae 6.00% 2037	1,102	1,215
Fannie Mae 6.00% 2037	81	89
Fannie Mae 6.50% 2037	12,638	14,054
Fannie Mae 6.50% 2037	10,589	11,776
Fannie Mae 6.50% 2037	7,943	8,841
Fannie Mae 6.50% 2037	6,499	7,146
Fannie Mae 6.50% 2037	1,289	1,434
Fannie Mae 7.00% 2037	3,505	3,851
Fannie Mae 7.00% 2037	3,255	3,576
Fannie Mae 7.00% 2037	1,024	1,168
Fannie Mae 7.00% 2037	621	708
Fannie Mae 7.00% 2037	249	279
Fannie Mae 7.00% 2037	220	246
Fannie Mae 7.50% 2037	709	792
Fannie Mae 7.50% 2037	624	697
Fannie Mae 7.50% 2037	586	654
Fannie Mae 7.50% 2037	581	649
Fannie Mae 7.50% 2037	566	633
Fannie Mae 7.50% 2037	550	614
Fannie Mae 7.50% 2037	471	526
Fannie Mae 7.50% 2037	462	516
Fannie Mae 7.50% 2037	457	510
Fannie Mae 7.50% 2037	426	475
Fannie Mae 7.50% 2037	234	262
Fannie Mae 7.50% 2037	192	220
Fannie Mae 7.50% 2037	170	190
Fannie Mae 7.50% 2037	129	151
Fannie Mae 7.50% 2037	108	121
Fannie Mae 7.50% 2037	91	102
Fannie Mae 7.50% 2037	76	85
Fannie Mae 7.50% 2037	68	76
Fannie Mae 8.00% 2037	483	544
Fannie Mae 8.00% 2037	339	392
Fannie Mae 8.00% 2037	101	113
Fannie Mae 5.00% 2038	68,018	73,568
Fannie Mae 5.00% 2038	27,429	29,668
Fannie Mae 5.343% 20382	3,694	3,937
Fannie Mae 5.453% 20382	1,003	1,079
Fannie Mae 5.50% 2038	28,307	30,851
Fannie Mae 5.50% 2038	21,516	23,408
Fannie Mae 5.50% 2038	200	218
Fannie Mae 5.634% 20382	8,888	9,471
Fannie Mae 6.00% 2038	163,618	180,369
Fannie Mae 6.00% 2038	136,205	150,149
Fannie Mae 6.00% 2038	120,709	133,521
Fannie Mae 6.00% 2038	15,167	16,681
Fannie Mae 6.00% 2038	11,916	13,106
Fannie Mae 6.00% 2038	8,580	9,459
Fannie Mae 6.00% 2038	6,932	7,640
Fannie Mae 6.00% 2038	6,119	6,730
Fannie Mae 6.00% 2038	5,974	6,586
Fannie Mae 6.00% 2038	5,333	5,865
Fannie Mae 6.00% 2038	2,731	3,010
Fannie Mae 6.00% 2038	1,286	1,420
Fannie Mae 6.00% 2038	1,225	1,350
Fannie Mae 6.50% 2038	106,082	118,766
Fannie Mae 6.50% 2038	12,834	14,368
Fannie Mae 3.538% 20392	6,534	6,825
Fannie Mae 3.562% 20392	4,825	5,056
Fannie Mae 3.615% 20392	16,131	16,880
Fannie Mae 3.676% 20392	782	818
Fannie Mae 3.765% 20392	3,994	4,197
Fannie Mae 3.821% 20392	6,339	6,656
Fannie Mae 3.822% 20392	1,879	1,992
Fannie Mae 3.87% 20392	1,974	2,089
Fannie Mae 3.873% 20392	2,359	2,479
Fannie Mae 3.942% 20392	1,786	1,872
Fannie Mae 3.952% 20392	9,827	10,346
Fannie Mae 5.00% 2039	50,000	54,049
Fannie Mae 5.00% 2039	31,246	34,108
Fannie Mae 5.50% 2039	24,446	26,643
Fannie Mae 5.50% 2039	3,561	3,881
Fannie Mae 6.00% 2039	78,418	86,446
Fannie Mae 6.00% 2039	54,880	60,499
Fannie Mae 6.00% 2039	9,386	10,323
Fannie Mae 6.00% 2039	5,862	6,462
Fannie Mae 6.00% 2039	4,689	5,168
Fannie Mae 6.00% 2039	4,620	5,082
Fannie Mae 6.00% 2039	486	534
Fannie Mae 3.203% 20402	42,097	44,235
Fannie Mae 3.61% 20402	10,291	10,894
Fannie Mae 4.00% 2040	60,450	63,578
Fannie Mae 4.00% 2040	31,498	33,128
Fannie Mae 4.00% 2040	21,945	23,253
Fannie Mae 4.00% 2040	22,086	23,212
Fannie Mae 4.00% 2040	21,196	22,415
Fannie Mae 4.00% 2040	17,202	18,092
Fannie Mae 4.00% 2040	15,020	15,798
Fannie Mae 4.00% 2040	805	847
Fannie Mae 4.50% 2040	22,540	24,012
Fannie Mae 4.50% 2040	9,638	10,268
Fannie Mae 4.50% 2040	7,016	7,470
Fannie Mae 4.50% 2040	5,199	5,538
Fannie Mae 4.50% 2040	1,837	1,981
Fannie Mae 4.50% 2040	1,756	1,893
Fannie Mae 4.50% 2040	1,426	1,538
Fannie Mae 4.50% 2040	524	565
Fannie Mae 4.50% 2040	502	541
Fannie Mae 4.50% 2040	157	170
Fannie Mae 4.50% 2040	108	116
Fannie Mae 5.00% 2040	44,563	48,199
Fannie Mae 5.00% 2040	19,288	20,862
Fannie Mae 5.00% 2040	14,579	15,914
Fannie Mae 5.00% 2040	13,784	15,136
Fannie Mae 5.00% 2040	4,000	4,326
Fannie Mae 5.00% 2040	3,849	4,201
Fannie Mae 5.00% 2040	3,703	4,051
Fannie Mae 5.00% 2040	2,950	3,191
Fannie Mae 5.50% 2040	44,937	48,889
Fannie Mae 5.50% 2040	17,572	19,152
Fannie Mae 5.50% 2040	2,133	2,324
Fannie Mae 6.00% 2040	5,604	6,177
Fannie Mae 6.00% 2040	3,232	3,562
Fannie Mae 2.902% 20412	4,485	4,644
Fannie Mae 4.00% 2041	167,983	177,647
Fannie Mae 4.00% 2041	96,676	102,237
Fannie Mae 4.00% 2041	58,015	61,352
Fannie Mae 4.00% 2041	37,191	39,115
Fannie Mae 4.00% 2041	33,745	35,491
Fannie Mae 4.00% 2041	33,033	34,743
Fannie Mae 4.00% 2041	32,898	34,600
Fannie Mae 4.00% 2041	27,701	29,134
Fannie Mae 4.00% 2041	27,052	28,665
Fannie Mae 4.00% 2041	22,351	23,515
Fannie Mae 4.00% 2041	20,586	21,815
Fannie Mae 4.00% 2041	18,804	19,777
Fannie Mae 4.00% 2041	18,456	19,574
Fannie Mae 4.00% 2041	18,437	19,397
Fannie Mae 4.00% 2041	18,015	18,947
Fannie Mae 4.00% 2041	15,767	16,583
Fannie Mae 4.00% 2041	14,782	15,551
Fannie Mae 4.00% 2041	14,135	14,866
Fannie Mae 4.00% 2041	13,956	14,759
Fannie Mae 4.00% 2041	13,891	14,720
Fannie Mae 4.00% 2041	12,017	12,642
Fannie Mae 4.00% 2041	11,463	12,122
Fannie Mae 4.00% 2041	10,615	11,156
Fannie Mae 4.00% 2041	10,296	10,832
Fannie Mae 4.00% 2041	9,758	10,266
Fannie Mae 4.00% 2041	9,368	9,856
Fannie Mae 4.00% 2041	8,953	9,416
Fannie Mae 4.00% 2041	8,722	9,242
Fannie Mae 4.00% 2041	7,513	7,945
Fannie Mae 4.00% 2041	7,280	7,651
Fannie Mae 4.00% 2041	3,852	4,052
Fannie Mae 4.00% 2041	2,075	2,183
Fannie Mae 4.00% 2041	984	1,036
Fannie Mae 4.00% 2041	927	975
Fannie Mae 4.00% 2041	498	524
Fannie Mae 4.50% 2041	187,774	200,034
Fannie Mae 4.50% 2041	110,754	117,985
Fannie Mae 4.50% 2041	69,108	74,528
Fannie Mae 4.50% 2041	58,136	62,914
Fannie Mae 4.50% 2041	51,642	55,696
Fannie Mae 4.50% 2041	47,257	50,343
Fannie Mae 4.50% 2041	44,131	47,012
Fannie Mae 4.50% 2041	40,101	43,398
Fannie Mae 4.50% 2041	40,001	42,613
Fannie Mae 4.50% 2041	35,105	37,397
Fannie Mae 4.50% 2041	33,786	36,436
Fannie Mae 4.50% 2041	29,731	32,062
Fannie Mae 4.50% 2041	27,705	29,514
Fannie Mae 4.50% 2041	26,608	28,696
Fannie Mae 4.50% 2041	26,427	28,498
Fannie Mae 4.50% 2041	23,631	25,484
Fannie Mae 4.50% 2041	19,024	20,517
Fannie Mae 4.50% 2041	18,000	19,175
Fannie Mae 4.50% 2041	15,831	17,132
Fannie Mae 4.50% 2041	13,250	14,289
Fannie Mae 4.50% 2041	12,582	13,568
Fannie Mae 4.50% 2041	11,841	12,614
Fannie Mae 4.50% 2041	11,073	11,983
Fannie Mae 4.50% 2041	10,809	11,658
Fannie Mae 4.50% 2041	10,593	11,463
Fannie Mae 4.50% 2041	10,067	10,906
Fannie Mae 4.50% 2041	8,580	9,140
Fannie Mae 4.50% 2041	8,196	8,721
Fannie Mae 4.50% 2041	7,937	8,590
Fannie Mae 4.50% 2041	6,524	7,037
Fannie Mae 4.50% 2041	5,293	5,708
Fannie Mae 4.50% 2041	5,265	5,678
Fannie Mae 4.50% 2041	4,290	4,653
Fannie Mae 4.50% 2041	2,707	2,920
Fannie Mae 4.50% 2041	2,112	2,250
Fannie Mae 4.50% 2041	2,001	2,158
Fannie Mae 4.50% 2041	1,446	1,559
Fannie Mae 4.50% 2041	1,266	1,370
Fannie Mae 4.50% 2041	383	413
Fannie Mae 4.50% 2041	256	276
Fannie Mae 5.00% 2041	96,092	105,525
Fannie Mae 5.00% 2041	48,507	53,385
Fannie Mae 5.00% 2041	38,719	42,518
Fannie Mae 5.00% 2041	35,562	39,050
Fannie Mae 5.00% 2041	26,321	28,905
Fannie Mae 5.00% 2041	25,589	28,100
Fannie Mae 5.00% 2041	23,243	25,525
Fannie Mae 5.00% 2041	19,736	21,674
Fannie Mae 5.00% 2041	19,218	21,151
Fannie Mae 5.00% 2041	18,220	20,052
Fannie Mae 5.00% 2041	15,738	17,283
Fannie Mae 5.00% 2041	15,434	16,987
Fannie Mae 5.00% 2041	14,737	16,220
Fannie Mae 5.00% 2041	13,954	15,359
Fannie Mae 5.00% 2041	13,674	15,017
Fannie Mae 5.00% 2041	13,170	14,463
Fannie Mae 5.00% 2041	12,027	13,207
Fannie Mae 5.00% 2041	11,606	12,746
Fannie Mae 5.00% 2041	11,249	12,353
Fannie Mae 5.00% 2041	10,286	11,297
Fannie Mae 5.00% 2041	9,981	11,017
Fannie Mae 5.00% 2041	10,002	10,984
Fannie Mae 5.00% 2041	9,304	10,241
Fannie Mae 5.00% 2041	9,313	10,227
Fannie Mae 5.00% 2041	9,000	9,748
Fannie Mae 5.00% 2041	8,440	9,269
Fannie Mae 5.00% 2041	8,428	9,255
Fannie Mae 5.00% 2041	7,969	8,751
Fannie Mae 5.00% 2041	7,390	8,116
Fannie Mae 5.00% 2041	6,380	7,023
Fannie Mae 5.00% 2041	4,970	5,458
Fannie Mae 5.00% 2041	4,100	4,513
Fannie Mae 5.00% 2041	4,007	4,401
Fannie Mae 5.00% 2041	3,693	4,055
Fannie Mae 5.00% 2041	3,531	3,878
Fannie Mae 5.00% 2041	2,625	2,889
Fannie Mae 5.00% 2041	2,576	2,835
Fannie Mae 5.00% 2041	2,514	2,761
Fannie Mae 5.00% 2041	2,451	2,692
Fannie Mae 5.00% 2041	2,073	2,282
Fannie Mae 5.00% 2041	1,701	1,868
Fannie Mae 5.00% 2041	1,630	1,790
Fannie Mae 5.00% 2041	1,578	1,733
Fannie Mae 5.00% 2041	1,457	1,600
Fannie Mae 5.00% 2041	1,435	1,576
Fannie Mae 5.50% 2041	41,950	45,720
Fannie Mae 5.50% 2041	35,000	38,190
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	4,067	4,510
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,111	1,249
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,351	2,778
Fannie Mae 3.50% 2042	387,700	398,846
Fannie Mae 4.00% 2042	36,580	38,438
Fannie Mae 4.50% 2042	185,449	197,387
Fannie Mae 5.00% 2042	171,430	185,225
Fannie Mae 5.50% 2042	16,040	17,469
Fannie Mae 6.00% 2042	196,181	216,044
Fannie Mae, Series 2002-W1, Class 2A, 7.108% 20422	3,064	3,577
Fannie Mae 6.00% 2047	448	486
Fannie Mae 6.50% 2047	655	729
Fannie Mae 6.50% 2047	315	345
Fannie Mae 6.50% 2047	119	132
Fannie Mae 7.00% 2047	1,542	1,694
Fannie Mae 7.00% 2047	87	96
Fannie Mae 7.50% 2047	68	77
Freddie Mac, Series K702, Class A1, 2.084% 2017	2,375	2,427
Freddie Mac, Series K701, Class A2, 3.882% 20172	3,300	3,626
Freddie Mac, Series K704, Class A2, 2.412% 2018	3,100	3,149
Freddie Mac, Series K702, Class A2, 3.154% 2018	15,455	16,392
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,780
Freddie Mac 5.50% 2019	3,865	4,174
Freddie Mac, Series K015, Class A1, 2.257% 2020	3,635	3,733
Freddie Mac, Series K009, Class A1, 2.757% 2020	3,849	4,030
Freddie Mac, Series K014, Class A1, 2.788% 2020	4,057	4,238
Freddie Mac, Series K013, Class A1, 2.902% 2020	4,111	4,342
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,605	3,850
Freddie Mac, Series K011, Class A2, 4.084% 2020	4,150	4,625
Freddie Mac, Series 2626, Class NG, 3.50% 2023	698	717
Freddie Mac, Series 2922, Class EL, 4.50% 2023	8,611	8,766
Freddie Mac 5.00% 2023	5,320	5,704
Freddie Mac 5.00% 2023	210	225
Freddie Mac 5.00% 2023	33	35
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,013	1,124
Freddie Mac 5.00% 2024	14,172	15,227
Freddie Mac 6.00% 2026	9,718	10,719
Freddie Mac 6.00% 2026	8,793	9,699
Freddie Mac 5.50% 2027	5,838	6,346
Freddie Mac 6.00% 2027	60,203	66,406
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,683	1,892
Freddie Mac, Series 2122, Class QM, 6.25% 2029	2,831	3,185
Freddie Mac 2.476% 20352	6,487	6,883
Freddie Mac, Series 3061, Class PN, 5.50% 2035	29,298	32,256
Freddie Mac 5.50% 2035	2,000	2,177
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	5,296	4,975
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,370	3,074
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,309	3,000
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,954	2,690
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	67	62
Freddie Mac, Series 3257, Class PA, 5.50% 2036	35,365	38,618
Freddie Mac, Series 3233, Class PA, 6.00% 2036	26,024	29,126
Freddie Mac, Series 3156, Class NG, 6.00% 2036	8,280	9,353
Freddie Mac, Series 3286, Class JN, 5.50% 2037	39,942	43,641
Freddie Mac, Series 3318, Class JT, 5.50% 2037	22,380	24,454
Freddie Mac, Series 3312, Class PA, 5.50% 2037	18,564	20,283
Freddie Mac 5.50% 2037	12,019	13,034
Freddie Mac 5.50% 2037	3,375	3,668
Freddie Mac 5.50% 2037	85	92
Freddie Mac 5.575% 20372	2,746	2,867
Freddie Mac 5.71% 20372	4,676	5,040
Freddie Mac 5.94% 20372	6,553	6,861
Freddie Mac, Series 3271, Class OA, 6.00% 2037	10,593	12,021
Freddie Mac 7.00% 2037	631	714
Freddie Mac 7.00% 2037	356	403
Freddie Mac 7.00% 2037	165	186
Freddie Mac 7.50% 2037	2,685	3,000
Freddie Mac 5.042% 20382	5,690	6,123
Freddie Mac 5.231% 20382	10,507	11,180
Freddie Mac 5.50% 2038	106,314	115,520
Freddie Mac 5.50% 2038	102,645	111,534
Freddie Mac 5.50% 2038	13,330	14,499
Freddie Mac 5.50% 2038	10,862	11,802
Freddie Mac 5.50% 2038	9,297	10,102
Freddie Mac 5.50% 2038	9,244	10,044
Freddie Mac 5.50% 2038	9,000	9,779
Freddie Mac 5.50% 2038	8,541	9,280
Freddie Mac 5.50% 2038	8,471	9,204
Freddie Mac 5.50% 2038	8,000	8,693
Freddie Mac 5.50% 2038	7,487	8,135
Freddie Mac 5.50% 2038	7,000	7,606
Freddie Mac 5.50% 2038	5,000	5,433
Freddie Mac 5.50% 2038	4,585	4,982
Freddie Mac 5.50% 2038	4,000	4,440
Freddie Mac 5.50% 2038	3,618	3,932
Freddie Mac 5.50% 2038	3,424	3,735
Freddie Mac 5.50% 2038	3,234	3,515
Freddie Mac 5.50% 2038	2,903	3,155
Freddie Mac 5.50% 2038	2,903	3,155
Freddie Mac 5.50% 2038	2,168	2,355
Freddie Mac 5.50% 2038	2,033	2,209
Freddie Mac 5.50% 2038	2,000	2,173
Freddie Mac 5.50% 2038	2,000	2,173
Freddie Mac 5.50% 2038	1,455	1,581
Freddie Mac 5.50% 2038	906	984
Freddie Mac 5.50% 2038	10	10
Freddie Mac 5.563% 20382	13,718	14,618
Freddie Mac 6.00% 2038	30,080	32,995
Freddie Mac 6.50% 2038	7,494	8,297
Freddie Mac 3.725% 20392	5,231	5,524
Freddie Mac 3.961% 20392	4,864	5,153
Freddie Mac 5.00% 2039	39,426	42,415
Freddie Mac 5.50% 2039	95,235	103,483
Freddie Mac 5.50% 2039	32,680	35,530
Freddie Mac 5.50% 2039	9,655	10,491
Freddie Mac 5.50% 2039	8,315	9,035
Freddie Mac 5.50% 2039	8,000	8,693
Freddie Mac 3.17% 20402	5,092	5,314
Freddie Mac 5.50% 2040	6,500	7,063
Freddie Mac 5.50% 2040	1,197	1,301
Freddie Mac 5.50% 2040	45	48
Freddie Mac 4.50% 2041	83,010	89,416
Freddie Mac 4.50% 2041	22,998	24,687
Freddie Mac 4.50% 2041	12,302	13,206
Freddie Mac 4.50% 2041	10,061	10,800
Freddie Mac 4.50% 2041	9,928	10,657
Freddie Mac 4.50% 2041	7,078	7,598
Freddie Mac 4.50% 2041	3,935	4,224
Freddie Mac 4.50% 2041	1,926	2,068
Freddie Mac 5.00% 2041	39,281	42,910
Freddie Mac 5.00% 2041	23,741	25,934
Freddie Mac 5.00% 2041	19,901	21,739
Freddie Mac 5.00% 2041	16,525	17,804
Freddie Mac 5.00% 2041	16,239	17,739
Freddie Mac 5.00% 2041	14,487	15,863
Freddie Mac 5.00% 2041	14,084	15,421
Freddie Mac 5.00% 2041	13,027	14,262
Freddie Mac 5.00% 2041	12,988	14,220
Freddie Mac 5.00% 2041	12,952	14,181
Freddie Mac 5.00% 2041	12,129	13,279
Freddie Mac 5.00% 2041	10,205	11,147
Freddie Mac 5.00% 2041	10,024	10,949
Freddie Mac 5.00% 2041	9,829	10,736
Freddie Mac 5.00% 2041	8,922	9,769
Freddie Mac 5.00% 2041	8,729	9,558
Freddie Mac 5.00% 2041	6,607	7,234
Freddie Mac 5.00% 2041	2,805	3,071
Freddie Mac 5.50% 2041	37,000	40,204
Freddie Mac 5.50% 2042	133,750	145,140
Freddie Mac 6.50% 2047	1,193	1,303
Freddie Mac 7.00% 2047	279	307
Government National Mortgage Assn. 10.00% 2021	448	513
Government National Mortgage Assn. 3.50% 2025	6,053	6,464
Government National Mortgage Assn. 3.50% 2025	2,279	2,434
Government National Mortgage Assn. 3.50% 2025	1,833	1,958
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	3,020	2,968
Government National Mortgage Assn. 6.00% 2038	37,362	41,997
Government National Mortgage Assn. 3.50% 2039	11,305	11,829
Government National Mortgage Assn. 3.50% 2039	11,249	11,771
Government National Mortgage Assn. 3.50% 2039	5,717	5,982
Government National Mortgage Assn. 4.50% 2039	6,292	6,885
Government National Mortgage Assn. 3.50% 2040	9,615	10,065
Government National Mortgage Assn. 4.00% 2040	119,706	128,643
Government National Mortgage Assn. 4.50% 2040	20,436	22,354
Government National Mortgage Assn. 4.50% 2040	17,899	19,590
Government National Mortgage Assn. 4.50% 2040	14,625	15,998
Government National Mortgage Assn. 4.50% 2040	8,190	8,959
Government National Mortgage Assn. 4.50% 2040	5,759	6,300
Government National Mortgage Assn. 4.50% 2040	5,174	5,660
Government National Mortgage Assn. 4.50% 2040	2,256	2,470
Government National Mortgage Assn. 4.50% 2040	989	1,082
Government National Mortgage Assn. 5.00% 2040	6,753	7,478
Government National Mortgage Assn. 3.50% 2041	18,543	19,340
Government National Mortgage Assn. 3.50% 2041	1,512	1,583
Government National Mortgage Assn. 4.00% 2041	20,293	21,808
Government National Mortgage Assn. 4.00% 2041	10,813	11,620
Government National Mortgage Assn. 4.00% 2041	6,614	7,107
Government National Mortgage Assn. 3.50% 2042	176,175	183,415
Government National Mortgage Assn. 4.00% 2042	11,825	12,688
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	20,949	21,126
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.82% 20482,3	596	595
National Credit Union Administration, Series 2011-M1, Class A1, 0.296% 20132	2,486	2,484
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,386
National Credit Union Administration, Series 2010-R2, Class 1A, 0.644% 20172	2,474	2,472
National Credit Union Administration, Series 2011-R3, Class 1A, 0.676% 20202	2,353	2,354
National Credit Union Administration, Series 2011-R1, Class 1A, 0.724% 20202	2,493	2,496
		10,269,711

COMMERCIAL MORTGAGE-BACKED SECURITIES1 — 3.19%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,541
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.30% 20372	34,943	35,546
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	2,899	2,913
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,912	5,924
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	15,605	15,657
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,151
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20452	66,235	73,708
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	43,400	45,279
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	6,950	7,038
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.74% 20492	23,155	25,157
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	105	105
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20352,3	1,500	1,502
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	9,884	9,910
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	12,933	13,444
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20373	8,240	7,361
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	897	900
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	9,220	9,536
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	1,494	1,497
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	35,524	38,061
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.419% 20392	7,023	7,444
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.795% 20392	14,645	15,365
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	24,574	25,405
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	8,298	8,365
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	11,766
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	15,933
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.882% 20382	23,190	25,851
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	46,043	50,036
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,500	19,316
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	10,000	10,751
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,713
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	35,515	37,986
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	8,250	8,808
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20373	5,000	5,329
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	42,550	46,990
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	14,040	15,534
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	55,962	58,839
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20442	17,005	18,875
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	27,349	29,988
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	44,530
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	392	395
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	2,045	2,111
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,605	10,572
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,534	2,542
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 20442	15,350	16,960
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.274% 20442	6,726	6,973
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,789	3,847
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.22% 20372	4,620	4,903
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	7,274
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	8,080	8,739
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	6,545
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	11,457
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	18,113
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.33% 20442	15,700	17,304
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,190	2,234
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	36,610	37,135
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	2,000	2,093
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	20,000	20,509
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20373	10,000	10,840
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	192	192
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	991	1,011
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	316	317
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,764
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	17,762
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.622% (undated)2	7,966	8,577
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	393	393
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	22,287
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,529
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	8,128	8,188
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,000	6,711
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20422	4,849	4,926
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	2,145	2,162
		1,062,230

OTHER MORTGAGE-BACKED SECURITIES1 — 0.77%
Nationwide Building Society, Series 2007-2, 5.50% 20123	35,000	35,787
Bank of America 5.50% 20123	35,000	35,708
Bank of Montreal 1.30% 20143	4,000	3,996
Bank of Montreal 2.85% 20153	17,000	17,639
Bank of Montreal 2.625% 20163	4,250	4,392
HBOS Treasury Services PLC 5.25% 20173	16,000	16,955
HBOS Treasury Services PLC 5.25% 2017	7,000	7,418
Compagnie de Financement Foncier 2.125% 20133	16,700	16,528
Compagnie de Financement Foncier 2.25% 20143	6,500	6,368
Barclays Bank PLC 2.50% 20153	3,600	3,555
Barclays Bank PLC 4.00% 2019	€14,150	19,062
Royal Bank of Canada 3.125% 20153	$18,160	18,943
DEPFA ACS Bank 5.125% 20373	19,500	14,113
Bank of Nova Scotia 1.25% 20143	4,000	3,986
Bank of Nova Scotia 2.15% 20163	4,650	4,689
Swedbank Hypotek AB 2.125% 20163	3,400	3,350
Swedbank Hypotek AB 2.95% 20163	3,000	3,079
Credit Suisse Group AG 2.60% 20163	4,300	4,363
HSBC Bank PLC 1.625% 20143	4,400	4,352
Toronto-Dominion Bank 1.625% 20163	4,400	4,348
Canadian Imperial Bank 2.75% 20163	4,150	4,298
Westpac Banking Corp. 2.45% 20163	4,325	4,294
Northern Rock PLC 5.625% 20173	4,000	4,256
Australia & New Zealand Banking Group Ltd. 2.40% 20163	4,250	4,216
National Bank of Canada 2.20% 20163	4,175	4,215
Nordea Eiendomskreditt AS 2.125% 20173	4,000	3,911
Sparebank 1 Boligkreditt AS 2.625% 20163	3,400	3,437
		257,258

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)1 — 0.18%
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	20,285	20,642
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	11,539	11,818
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	5,370	5,322
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,420	5,453
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.714% 20372	18,049	10,044
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	240	261
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	31	33
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,964	2,047
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	35	39
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 3.841% 20372	4,151	2,330
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.746% 20362	2,126	1,224
		59,213

Total mortgage-backed obligations		11,648,412

CORPORATE BONDS & NOTES — 31.09%
FINANCIALS — 9.52%
Banks — 2.99%
Société Générale 5.75% 20163	$53,300	$45,689
Société Générale 5.20% 20213	70,750	60,199
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,061
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	5,506
Royal Bank of Scotland PLC 3.95% 2015	17,000	15,957
Royal Bank of Scotland PLC 4.875% 2015	20,000	19,140
Royal Bank of Scotland Group PLC 5.05% 2015	8,240	6,725
Royal Bank of Scotland Group PLC 4.375% 2016	23,810	22,740
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,279
Royal Bank of Scotland PLC 6.934% 2018	€5,750	5,944
Royal Bank of Scotland PLC 6.125% 2021	$6,000	5,927
Wells Fargo & Co. 2.625% 2016	68,750	68,803
Wells Fargo & Co. 3.676% 2016	14,000	14,648
Wells Fargo & Co. 4.60% 2021	8,000	8,787
Wells Fargo Bank, National Assn. 5.95% 2036	5,350	5,517
HBOS PLC 6.75% 20183	85,226	68,400
HBOS PLC 4.375% 20192	€2,870	2,491
HBOS PLC 6.00% 20333	$20,520	12,567
PNC Funding Corp. 5.40% 2014	10,000	10,944
PNC Funding Corp. 6.70% 2019	39,000	47,639
PNC Preferred Funding Trust I, junior subordinated 6.517% (undated)2,3	10,700	7,757
BNP Paribas 1.291% 20142	12,000	11,074
BNP Paribas 3.60% 2016	14,000	13,146
BNP Paribas 5.00% 2021	23,605	22,752
BNP Paribas, junior subordinated 7.195% (undated)2,3	24,600	17,405
Standard Chartered PLC 3.85% 20153	21,622	21,782
Standard Chartered PLC 3.20% 20163	31,141	30,509
Standard Chartered Bank 6.40% 20173	11,000	11,314
HSBC Bank PLC 2.00% 20143	15,000	14,783
HSBC Finance Corp. 0.957% 20162	11,250	9,421
HSBC Bank PLC 4.125% 20203	9,453	9,341
HSBC Bank USA, NA 4.875% 2020	22,125	20,559
HSBC Holdings PLC 4.875% 2022	3,000	3,176
CIT Group Inc., Series A, 7.00% 2015	37,304	37,426
CIT Group Inc., Series A, 7.00% 2016	16,525	16,546
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20153	17,000	17,314
Union Bank of California, NA 5.95% 2016	12,455	13,494
Sovereign Bancorp, Inc. 8.75% 2018	3,000	3,342
Santander Issuances, SA Unipersonal 6.50% 20192,3	31,500	27,444
Intesa Sanpaolo SpA 6.50% 20213	33,593	27,606
UniCredito Italiano SpA 6.00% 20173	19,483	14,682
HVB Funding Trust I, junior subordinated 8.741% 20313	8,264	6,756
HVB Funding Trust III, junior subordinated 9.00% 20313	7,180	5,870
Korea Development Bank 5.30% 2013	13,635	14,033
Korea Development Bank 8.00% 2014	11,365	12,535
BBVA Bancomer SA 4.50% 20163	17,605	17,341
BBVA Bancomer SA, junior subordinated 7.25% 20203	2,430	2,442
BBVA Bancomer SA 6.50% 20213	4,830	4,679
Nordea Bank 2.125% 20143	15,000	14,720
Nordea Bank, Series 2, 3.70% 20143	8,000	8,134
ANZ National (International) Ltd. 3.125% 20153	16,500	16,512
Westpac Banking Corp. 3.00% 2015	16,000	16,096
Development Bank of Kazakhstan 5.50% 20153	12,635	12,572
Barclays Bank PLC 5.125% 2020	11,125	11,443
VEB Finance Ltd. 6.902% 20203	9,100	9,373
VEB Finance Ltd. 6.80% 20253	1,500	1,459
Banco del Estado de Chile 4.125% 20203	10,000	10,254
Commerzbank AG, Series 151, 6.625% 2019	£1,170	1,337
Commerzbank AG, Series 774, 7.75% 2021	€8,100	7,722
Banco de Crédito del Perú 5.375% 20203	$7,000	6,901
Regions Financial Corp. 6.375% 2012	6,792	6,877
HSBK (Europe) BV 7.25% 20213	6,710	6,374
Bergen Bank, junior subordinated 0.688% (undated)2	5,000	2,697
SunTrust Banks, Inc. 6.00% 2017	2,000	2,201
Banco Santander-Chile 5.375% 20143	300	310
		995,474

Diversified financials — 2.52%
Bank of America Corp., Series L, 3.625% 2016	17,920	16,537
Bank of America Corp. 3.75% 2016	27,640	25,624
Bank of America Corp. 5.75% 2017	1,000	946
Bank of America Corp. 5.65% 2018	10,065	9,599
Bank of America Corp. 5.625% 2020	45,740	42,307
Bank of America Corp. 5.00% 2021	39,850	36,349
Bank of America Corp. 5.875% 2021	21,295	20,297
Citigroup Inc. 4.587% 2015	35,230	35,493
Citigroup Inc. 4.75% 2015	21,500	21,794
Citigroup Inc. 3.953% 2016	9,915	9,893
Citigroup Inc. 6.125% 2017	7,000	7,482
Citigroup Inc. 6.125% 2018	31,251	33,297
Citigroup Inc. 8.50% 2019	19,358	22,812
Citigroup Inc. 4.50% 2022	11,065	10,662
Morgan Stanley, Series F, 2.875% 2014	14,750	14,136
Morgan Stanley 3.80% 2016	20,500	18,909
Morgan Stanley, Series F, 6.625% 2018	4,425	4,374
Morgan Stanley, Series F, 5.625% 2019	56,150	52,063
Morgan Stanley 5.50% 2021	10,730	9,936
Morgan Stanley, Series F, 5.75% 2021	22,015	20,564
JPMorgan Chase & Co. 3.40% 2015	20,000	20,407
JPMorgan Chase & Co. 3.15% 2016	9,750	9,808
JPMorgan Chase & Co. 3.45% 2016	28,406	28,893
JPMorgan Chase & Co. 4.25% 2020	8,000	8,068
JPMorgan Chase & Co. 4.35% 2021	32,190	32,560
JPMorgan Chase & Co. 4.625% 2021	6,500	6,735
Goldman Sachs Group, Inc. 3.625% 2016	40,975	39,635
Goldman Sachs Group, Inc. 7.50% 2019	20,250	22,389
Goldman Sachs Group, Inc. 5.25% 2021	26,000	25,402
Goldman Sachs Group, Inc. 6.25% 2041	15,870	15,594
UBS AG 2.25% 2014	14,500	14,119
UBS AG 5.875% 2017	9,458	9,861
UBS AG 5.75% 2018	33,177	34,410
UBS AG 4.875% 2020	4,185	4,162
UBS AG 7.75% 2026	4,000	4,674
Capital One Financial Corp. 3.15% 2016	12,500	12,569
Capital One Financial Corp. 6.15% 2016	10,000	10,418
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,5	22,230	19,433
Lazard Group LLC 7.125% 2015	16,500	17,733
Export-Import Bank of Korea 5.875% 2015	12,400	13,363
The Export-Import Bank of Korea 4.375% 2021	4,000	3,972
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,222
Credit Suisse Group AG 2.20% 2014	15,000	14,844
Northern Trust Corp. 4.625% 2014	8,475	9,123
Northern Trust Corp. 5.85% 20173	3,750	4,270
NASDAQ OMX Group, Inc. 5.25% 2018	8,100	8,512
SLM Corp. 6.25% 2016	4,000	3,894
SLM Corp., Series A, 5.00% 2018	3,250	2,821
ING Bank NV 5.50% 2012	€3,750	4,853
Jefferies Group, Inc. 6.875% 2021	$5,000	4,550
ACE Cash Express, Inc. 11.00% 20193	1,200	1,107
International Lease Finance Corp. 5.00% 2012	390	390
American Express Co. 6.15% 2017	150	172
		838,037

Real estate — 2.43%
Prologis, Inc. 7.625% 2014	29,250	32,059
Prologis, Inc. 5.75% 2016	10,000	10,593
Prologis, Inc. 6.125% 2016	5,690	6,222
Prologis, Inc. 6.25% 2017	6,115	6,615
Prologis, Inc. 6.625% 2018	39,285	42,721
Prologis, Inc. 6.625% 2019	2,975	3,242
Prologis, Inc. 7.375% 2019	19,712	22,297
Prologis, Inc. 6.875% 2020	25,250	28,071
Westfield Group 5.40% 20123	18,400	18,856
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	5,000	5,243
Westfield Group 7.50% 20143	12,500	13,712
Westfield Group 5.75% 20153	38,550	41,016
Westfield Group 5.70% 20163	22,195	23,801
Westfield Group 7.125% 20183	16,135	18,051
WEA Finance LLC 4.625% 20213	18,355	18,042
Kimco Realty Corp. 6.00% 2012	12,250	12,610
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,666
Kimco Realty Corp., Series C, 4.82% 2014	25,780	26,799
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,862
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,159
Kimco Realty Corp. 5.70% 2017	28,450	30,693
Kimco Realty Corp. 4.30% 2018	24,420	24,794
Kimco Realty Corp. 6.875% 2019	4,000	4,608
Hospitality Properties Trust 6.75% 2013	14,745	14,986
Hospitality Properties Trust 7.875% 2014	950	1,033
Hospitality Properties Trust 5.125% 2015	6,665	6,754
Hospitality Properties Trust 6.30% 2016	29,368	30,851
Hospitality Properties Trust 5.625% 2017	1,195	1,212
Hospitality Properties Trust 6.70% 2018	33,640	35,682
Simon Property Group, LP 6.75% 2014	9,100	10,028
Simon Property Group, LP 4.20% 2015	2,430	2,579
Simon Property Group, LP 5.875% 2017	15,000	17,155
Simon Property Group, LP 6.125% 2018	34,075	39,160
Simon Property Group, LP 10.35% 2019	8,995	12,361
Simon Property Group, LP 4.125% 2021	1,500	1,571
Simon Property Group, LP 6.75% 2040	2,000	2,616
Realogy Corp., Letter of Credit, 4.522% 20161,2,5	1,908	1,710
Realogy Corp., Term Loan B, 4.691% 20161,2,5	36,467	32,675
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,5	20,325	20,452
Realogy Corp. 7.875% 20193	25,156	22,011
Developers Diversified Realty Corp. 5.375% 2012	4,635	4,679
Developers Diversified Realty Corp. 5.50% 2015	11,643	11,754
Developers Diversified Realty Corp. 9.625% 2016	4,000	4,658
Developers Diversified Realty Corp. 7.50% 2017	9,655	10,437
Developers Diversified Realty Corp. 4.75% 2018	3,000	2,873
Developers Diversified Realty Corp. 7.875% 2020	3,720	4,155
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,285
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,098
ERP Operating LP 6.584% 2015	10,000	11,066
ERP Operating LP 5.125% 2016	4,445	4,768
ERP Operating LP 7.125% 2017	5,000	5,714
ERP Operating LP 4.625% 2021	7,930	8,099
UDR, Inc., Series A, 5.25% 2015	13,030	13,871
Boston Properties, Inc. 5.875% 2019	10,000	11,276
Host Marriott, LP, Series O, 6.375% 2015	2,000	2,045
Host Hotels & Resorts LP 9.00% 2017	1,800	1,966
Host Hotels & Resorts LP 5.875% 20193	5,325	5,445
Rouse Co. 7.20% 2012	565	576
Rouse Co. 5.375% 2013	7,250	7,232
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,299
		808,864

Insurance — 1.53%
ACE INA Holdings Inc. 5.875% 2014	17,445	19,258
ACE INA Holdings Inc. 2.60% 2015	19,990	20,370
ACE INA Holdings Inc. 5.70% 2017	3,500	4,042
ACE INA Holdings Inc. 5.80% 2018	1,000	1,172
ACE Capital Trust II 9.70% 2030	8,000	10,639
Liberty Mutual Group Inc. 5.75% 20143	10,435	10,889
Liberty Mutual Group Inc. 6.70% 20163	6,250	6,776
Liberty Mutual Group Inc. 6.50% 20353	36,610	35,741
PRICOA Global Funding I 5.30% 20133	2,500	2,645
Prudential Financial, Inc. 4.50% 2021	3,000	3,035
Prudential Holdings, LLC, Series C, 8.695% 20231,3	35,310	44,450
Monumental Global Funding 5.50% 20133	16,370	17,054
Monumental Global Funding III 5.25% 20143	21,500	22,608
AEGON NV 6.125% 2031	£1,730	2,646
CNA Financial Corp. 5.85% 2014	$4,500	4,746
CNA Financial Corp. 6.50% 2016	10,000	10,830
CNA Financial Corp. 7.35% 2019	4,270	4,765
CNA Financial Corp. 5.875% 2020	1,250	1,286
CNA Financial Corp. 7.25% 2023	17,145	18,205
MetLife Global Funding I 5.125% 20133	18,000	18,811
MetLife Global Funding I 2.50% 20153	19,500	19,633
AXA SA 8.60% 2030	2,315	2,283
AXA SA, Series B, junior subordinated 6.379% (undated)2,3	6,065	4,003
AXA SA, junior subordinated 6.463% (undated)2,3	34,500	22,252
New York Life Global Funding 5.25% 20123	15,300	15,871
New York Life Global Funding 4.65% 20133	9,370	9,828
New York Life Global Funding 2.45% 20163	2,000	2,052
Berkshire Hathaway Inc. 2.20% 2016	17,000	17,522
Berkshire Hathaway Inc. 3.75% 2021	5,000	5,204
QBE Capital Funding II LP 6.797% (undated)2,3	23,855	20,367
Principal Life Insurance Co. 5.30% 2013	18,150	19,051
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	15,846
UnumProvident Finance Co. PLC 6.85% 20153	2,000	2,216
Unum Group 7.125% 2016	8,000	9,140
Jackson National Life Global 5.375% 20133	10,000	10,470
RSA Insurance Group PLC 9.375% 20392	£3,765	6,675
RSA Insurance Group PLC 8.50% (undated)2	2,429	3,704
Lincoln National Corp. 5.65% 2012	$10,000	10,203
Assicurazioni Generali SpA. 6.90% 20222	€8,255	10,000
American International Group, Inc. 4.875% 2016	$10,500	9,949
Munich Re Finance BV 6.75% 20232	€6,525	8,806
Aviva PLC, junior subordinated 5.70% (undated)2	5,660	5,505
Catlin Insurance Ltd., junior subordinated 7.249% (undated)2,3	$6,375	5,467
Nationwide Financial Services, Inc., junior subordinated 6.75% 20672	5,480	4,768
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,815	3,617
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)2	$3,000	2,377
Chubb Corp., junior subordinated 6.375% 20672	1,000	992
Loews Corp. 6.00% 2035	225	247
		508,016

Automobiles & components — 0.05%
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,662

ENERGY — 3.45%
Kinder Morgan Energy Partners LP 5.125% 2014	22,802	24,688
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,497
Kinder Morgan Energy Partners LP 3.50% 2016	1,700	1,770
Kinder Morgan Energy Partners LP 6.00% 2017	20,500	23,232
Kinder Morgan Energy Partners LP 9.00% 2019	4,395	5,550
Kinder Morgan Energy Partners LP 5.30% 2020	2,750	2,999
Kinder Morgan Energy Partners LP 6.85% 2020	38,470	45,292
Kinder Morgan Energy Partners, L.P. 5.80% 2021	1,290	1,462
Kinder Morgan Energy Partners LP 4.15% 2022	11,000	11,207
Kinder Morgan Energy Partners LP 6.95% 2038	1,500	1,697
Kinder Morgan Energy Partners LP 6.55% 2040	3,250	3,647
Kinder Morgan Energy Partners LP 6.375% 2041	2,750	3,105
Enbridge Energy Partners, LP, Series B, 6.50% 2018	28,120	32,746
Enbridge Energy Partners, LP 9.875% 2019	27,505	36,518
Enbridge Energy Partners, LP 5.20% 2020	2,650	2,948
Enbridge Energy Partners, LP 4.20% 2021	40,945	42,826
Enbridge Energy Partners, LP, Series B, 7.50% 2038	13,950	18,513
Enbridge Energy Partners, LP 5.50% 2040	750	837
Enbridge Energy Partners, LP, junior subordinated 8.05% 20772	2,100	2,222
StatoilHydro ASA 2.90% 2014	15,360	16,131
StatoilHydro ASA 3.875% 2014	2,250	2,400
StatoilHydro ASA 1.80% 2016	1,800	1,826
Statoil ASA 3.125% 2017	26,500	27,993
StatoilHydro ASA 5.25% 2019	2,000	2,317
Statoil ASA 3.15% 2022	35,470	36,542
StatoilHydro ASA 4.25% 2041	1,000	1,047
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,592
Anadarko Petroleum Corp. 6.375% 2017	21,750	25,248
Anadarko Petroleum Corp. 8.70% 2019	16,590	21,204
Anadarko Petroleum Corp. 6.20% 2040	5,000	5,574
Husky Energy Inc. 5.90% 2014	3,250	3,535
Husky Energy Inc. 6.20% 2017	17,415	20,404
Husky Energy Inc. 7.25% 2019	23,035	28,224
Husky Energy Inc. 6.80% 2037	4,300	5,404
Shell International Finance BV 1.875% 2013	16,500	16,814
Shell International Finance BV 3.10% 2015	10,000	10,732
Shell International Finance BV 4.30% 2019	13,960	16,220
Shell International Finance BV 4.375% 2020	10,470	12,241
Shell International Finance BV 6.375% 2038	500	689
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,388
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,544
Williams Partners L.P. 4.125% 2020	3,000	3,083
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	17,025	18,871
Williams Partners L.P. 4.00% 2021	8,925	9,179
BG Energy Capital PLC 2.50% 20153	7,200	7,333
BG Energy Capital PLC 2.875% 20163	24,450	25,018
BG Energy Capital PLC 4.00% 20213	12,000	12,389
BG Energy Capital PLC 5.125% 20413	2,500	2,711
Gazprom OJSC 5.092% 20153	7,325	7,447
Gazprom OJSC, Series 13, 6.605% 2018	€3,200	4,354
Gazprom OJSC 5.999% 20213	$3,000	2,992
Gazprom OJSC 6.51% 20223	14,500	14,790
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,100
Gazprom OJSC 7.288% 20373	4,500	4,663
Enbridge Inc. 5.80% 2014	9,200	10,104
Enbridge Inc. 4.90% 2015	3,250	3,540
Enbridge Inc. 5.60% 2017	21,450	24,060
Enterprise Products Operating LLC 5.65% 2013	17,850	18,697
Enterprise Products Operating LLC 5.20% 2020	9,425	10,447
Enterprise Products Operating LLC 5.25% 2020	2,000	2,211
Enterprise Products Operating LLC 4.05% 2022	3,000	3,062
Enterprise Products Operating LLC 5.70% 2042	1,500	1,637
Enterprise Products Operating LLC 7.00% 20672	1,215	1,198
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20171	11,700	14,385
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,481
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	13,439
Pemex Project Funding Master Trust 6.50% 20413	4,275	4,831
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	32,537	32,456
Woodside Finance Ltd. 4.60% 20213	29,875	30,551
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,585	3,854
Ras Laffan Liquefied Natural Gas III 5.50% 20143	330	355
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,552	1,664
Ras Laffan Liquefied Natural Gas II 5.298% 20201,3	19,360	20,860
Ras Laffan Liquefied Natural Gas III 6.332% 20271	2,000	2,179
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	25,860	26,735
Petroplus Finance Ltd. 6.75% 20143	13,775	7,507
Petroplus Finance Ltd. 7.00% 20173	28,775	14,675
Petroplus Finance Ltd. 9.375% 20193	8,650	4,498
Total Capital SA 3.00% 2015	17,000	17,985
Total Capital SA 3.125% 2015	2,600	2,758
Total Capital SA 4.45% 2020	2,900	3,235
Petrobras International 5.75% 2020	4,600	4,944
Petrobras International 5.375% 2021	1,700	1,794
Petrobras International 6.875% 2040	14,010	16,338
Cenovus Energy Inc. 4.50% 2014	6,000	6,469
Cenovus Energy Inc. 5.70% 2019	12,000	14,094
Chevron Corp. 4.95% 2019	14,967	17,699
Transocean Inc. 5.05% 2016	3,900	3,987
Transocean Inc. 6.375% 2021	10,840	11,539
Transocean Inc. 7.35% 2041	1,455	1,619
Reliance Holdings Ltd. 4.50% 20203	6,350	5,778
Reliance Holdings Ltd. 6.25% 20403	11,000	9,795
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,188
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,884
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	1,000	1,005
Devon Energy Corp. 5.625% 2014	2,500	2,728
Devon Energy Corp. 6.30% 2019	8,990	11,009
Canadian Natural Resources Ltd. 3.45% 2021	11,005	11,489
Spectra Energy Partners, LP 2.95% 2016	6,375	6,426
Spectra Energy Partners 4.60% 2021	2,185	2,287
Korea National Oil Corp. 4.00% 20163	8,350	8,619
Laredo Petroleum, Inc. 9.50% 20193	7,300	7,774
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	7,154	7,404
Energy Transfer Partners, LP 7.50% 2020	3,700	4,061
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,875	4,049
Rockies Express Pipeline LLC 6.85% 20183	2,840	2,937
PETRONAS Capital Ltd. 7.00% 20123	2,250	2,304
PTT Exploration & Production Ltd 5.692% 20213	1,650	1,730
Overseas Shipholding Group, Inc. 8.125% 2018	1,650	1,021
Teekay Corp. 8.50% 2020	725	701
General Maritime Corp. 12.00% 20176	2,650	60
		1,149,891

CONSUMER DISCRETIONARY — 3.45%
Media — 1.88%
Tele-Communications, Inc. 9.80% 2012	17,500	17,616
Comcast Corp. 6.30% 2017	13,410	15,885
Comcast Corp. 5.875% 2018	20,570	23,809
Comcast Corp. 6.45% 2037	8,500	10,321
Comcast Corp. 6.95% 2037	15,520	19,778
Comcast Corp. 6.55% 2039	1,000	1,235
Comcast Corp. 6.40% 2040	15,300	19,052
Time Warner Inc. 5.875% 2016	32,170	37,179
Time Warner Companies, Inc. 7.25% 2017	1,600	1,920
Time Warner Inc. 4.75% 2021	14,840	16,118
Time Warner Cable Inc. 4.00% 2022	3,820	3,947
Time Warner Companies, Inc. 7.57% 2024	12,340	15,544
Time Warner Inc. 6.20% 2040	9,450	11,150
Time Warner Cable Inc. 5.375% 2041	2,630	2,854
Time Warner Inc. 6.25% 2041	7,950	9,549
Time Warner Cable Inc. 6.20% 2013	9,700	10,414
Time Warner Cable Inc. 7.50% 2014	15,675	17,562
Time Warner Cable Inc. 6.75% 2018	20,650	24,553
Time Warner Cable Inc. 8.25% 2019	7,215	9,073
Time Warner Cable Inc. 4.00% 2021	10,280	10,417
Time Warner Cable Inc. 4.125% 2021	2,000	2,057
Time Warner Cable Inc. 6.75% 2039	6,800	8,049
Time Warner Cable Inc. 5.50% 2041	2,750	2,903
NBCUniversal Media, LLC 2.10% 2014	12,000	12,207
NBCUniversal Media, LLC 2.875% 2016	17,000	17,352
NBCUniversal Media, LLC 5.15% 2020	10,000	11,149
NBCUniversal Media, LLC 4.375% 2021	21,000	22,196
NBCUniversal Media, LLC 6.40% 2040	4,600	5,665
NBCUniversal Media, LLC 5.95% 20414	5,100	6,119
News America Holdings Inc. 8.00% 2016	1,000	1,235
News America Inc. 6.90% 2019	12,750	15,002
News America Inc. 4.50% 2021	5,250	5,513
News America Inc. 6.15% 2037	300	329
News America Inc. 6.65% 2037	23,300	26,439
News America Inc. 6.15% 2041	9,685	11,182
Thomson Reuters Corp. 6.50% 2018	31,855	38,207
Cox Communications, Inc. 7.125% 2012	7,000	7,331
Cox Communications, Inc. 5.45% 2014	17,045	18,936
Cox Communications, Inc. 9.375% 20193	7,225	9,784
Walt Disney Co. 0.875% 2014	25,500	25,641
Virgin Media Finance PLC 8.375% 20193	8,050	8,875
Virgin Media Secured Finance PLC 5.25% 2021	2,650	2,812
Virgin Media Secured Finance PLC 5.50% 2021	£3,000	4,647
Univision Communications Inc., Term Loan, 4.546% 20171,2,5	$14,696	13,127
Univision Communications Inc. 8.50% 20213	2,240	2,050
WPP Finance 2010 4.75% 20213	12,125	12,055
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	9,000	9,596
Nara Cable Funding Ltd. 8.875% 2018	€8,170	9,463
Charter Communications, Inc. 13.50% 2016	$7,334	8,507
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	6,500	7,053
Grupo Televisa, SAB 6.625% 2040	5,200	5,916
DISH DBS Corp 6.75% 2021	4,075	4,411
Warner Music Group 9.50% 20163	2,800	3,052
Radio One, Inc., Term Loan B, 7.50% 20161,2,5	2,844	2,650
Cinemark USA, Inc. 8.625% 2019	2,000	2,185
Regal Cinemas Corp. 8.625% 2019	2,000	2,170
UPC Germany GmbH 9.625% 2019	€1,250	1,680
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20173	$325	346
		625,867

Retailing — 0.61%
Macy’s Retail Holdings, Inc. 8.125% 20152	21,050	24,326
Federated Department Stores, Inc. 7.45% 2017	1,880	2,198
Federated Department Stores, Inc. 6.90% 2029	7,036	7,748
May Department Stores Co. 6.70% 2034	25	28
Staples, Inc. 9.75% 2014	29,627	33,897
Nordstrom, Inc. 6.75% 2014	18,975	21,293
Nordstrom, Inc. 4.00% 2021	7,075	7,387
Michaels Stores, Inc. 11.375% 2016	3,000	3,195
Michaels Stores, Inc. 13.00% 2016	7,235	7,741
Michaels Stores, Inc. 7.75% 2018	8,500	8,627
Neiman Marcus Group, Inc. 10.375% 2015	2,000	2,088
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,5	12,335	11,919
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,5	4,296	4,249
Toys “R” Us Property Co. II, LLC 8.50% 2017	8,275	8,606
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	714
J.C. Penney Co., Inc. 5.75% 2018	8,523	8,608
J.C. Penney Co., Inc. 5.65% 2020	3,000	2,955
Home Depot, Inc. 4.40% 2021	7,500	8,469
Marks and Spencer Group PLC 6.25% 20173	1,135	1,208
Marks and Spencer Group PLC 7.125% 20373	5,856	5,837
Academy, Ltd. 9.25% 20193	7,000	6,947
Limited Brands, Inc. 7.00% 2020	1,770	1,925
Limited Brands, Inc. 6.625% 2021	4,230	4,505
PETCO Animal Supplies, Inc. 9.25% 20183	4,625	4,983
Bon-Ton Department Stores, Inc. 10.25% 2014	7,000	4,524
Needle Merger Sub Corp. 8.125% 20193	3,855	3,691
Sally Holdings LLC and Sally Capital Inc. 6.875% 20193	2,625	2,756
Target Corp. 0.575% 20142	2,000	2,001
Lowe’s Companies, Inc. 3.80% 2021	1,000	1,052
		203,477

Consumer services — 0.55%
MGM Resorts International 6.75% 2012	9,235	9,397
MGM Resorts International 6.75% 2013	16,825	17,014
MGM Resorts International 13.00% 2013	2,875	3,428
MGM Resorts International 5.875% 2014	34,190	33,335
MGM Resorts International 6.625% 2015	2,600	2,483
Boyd Gaming Corp. 6.75% 2014	10,830	10,316
Boyd Gaming Corp. 7.125% 2016	9,395	8,174
Boyd Gaming Corp. 9.125% 2018	7,920	7,564
Revel Entertainment, Term Loan B, 9.00% 20181,2,5	18,500	16,955
Marriott International, Inc., Series I, 6.375% 2017	12,750	14,719
Seminole Tribe of Florida 5.798% 20131,3	4,375	4,394
Seminole Tribe of Florida 7.804% 20201,3	7,745	7,557
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	8,000	8,920
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	4,303
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	3,223
NCL Corp. Ltd. 11.75% 2016	3,550	4,100
NCL Corp. Ltd. 9.50% 2018	2,525	2,645
Royal Caribbean Cruises Ltd. 11.875% 2015	5,150	6,103
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	7,525	5,343
Burger King Corp 0%/11.00% 20193,7	8,075	5,067
Seneca Gaming Corp. 8.25% 20183	2,775	2,726
Marina District Finance Co., Inc. 9.50% 2015	2,000	1,880
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,850	1,864
		181,510

Automobiles & components — 0.35%
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,775	18,282
Daimler Finance NA LLC 2.625% 20163	24,800	24,688
Daimler Finance NA LLC 3.00% 20163	4,000	4,051
DaimlerChrysler North America Holding Corp. 8.50% 2031	9,000	12,600
Volkswagen International Finance NV 0.984% 20142,3	13,000	12,747
Volkswagen International Finance NV 2.875% 20163	3,000	3,057
Volkswagen International Finance NV 4.00% 20203	11,650	11,920
Allison Transmission Holdings, Inc. 11.00% 20153	20,076	21,281
Dynacast International Ltd. 9.25% 20193	3,325	3,142
Tower Automotive Holdings 10.625% 20173	2,764	2,792
Peugeot SA 4.375% 20163	2,000	1,855
		116,415

Consumer durables & apparel — 0.06%
Hanesbrands Inc., Series B, 4.146% 20142	6,627	6,627
Hanesbrands Inc. 8.00% 2016	3,100	3,387
Mattel, Inc. 2.50% 2016	5,000	5,039
Jarden Corp. 8.00% 2016	3,020	3,276
		18,329

INDUSTRIALS — 2.91%
Capital goods — 1.63%
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,620
General Electric Capital Corp. 2.95% 2016	2,790	2,873
General Electric Capital Corp. 3.35% 2016	35,500	37,019
General Electric Co. 5.25% 2017	2,596	2,984
General Electric Capital Corp., Series A, 5.625% 2018	4,000	4,485
General Electric Capital Corp., Series A, 6.00% 2019	27,614	31,757
General Electric Capital Corp. 4.375% 2020	28,900	29,575
General Electric Capital Corp. 4.65% 2021	15,000	15,680
Volvo Treasury AB 5.95% 20153	58,103	61,770
Volvo Treasury AB 5.00% 2017	€3,115	4,181
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.479% 20141,2,5	$5,006	3,787
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.579% 20141,2,5	52,162	39,464
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,5	1,194	954
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,8	1,568	298
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	2,185	218
Ply Gem Industries, Inc. 13.125% 2014	6,055	5,389
Ply Gem Industries, Inc. 8.25% 2018	31,700	27,777
JELD-WEN Escrow Corp. 12.25% 20173	30,000	31,950
Northrop Grumman Corp. 3.70% 2014	9,500	10,043
Northrop Grumman Corp. 5.05% 2019	17,180	19,176
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	31,700	27,817
US Investigations Services, Inc., Term Loan B, 3.037% 20151,2,5	577	538
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,5	5,461	5,433
US Investigations Services, Inc. 10.50% 20153	7,200	6,516
US Investigations Services, Inc. 11.75% 20163	6,610	5,817
Nortek Inc. 10.00% 20183	8,000	7,620
Nortek Inc. 8.50% 20213	12,205	10,374
United Technologies Corp. 4.50% 2020	14,430	16,285
BAE Systems Holdings Inc. 4.95% 20143	14,290	15,112
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.43% 20141,2,5	302	296
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.43% 20141,2,5	289	283
DAE Aviation Holdings, Inc. 11.25% 20153	13,605	14,217
Raytheon Co. 6.75% 2018	4,030	4,891
Raytheon Co. 4.40% 2020	7,895	8,684
Honeywell International Inc. 5.00% 2019	8,725	10,192
Euramax International, Inc. 9.50% 20163	11,955	9,385
Ashtead Capital, Inc. 9.00% 20163	7,450	7,804
Hutchison Whampoa International Ltd. 6.50% 20133	7,200	7,543
Esterline Technologies Corp. 6.625% 2017	2,495	2,595
Esterline Technologies Corp. 7.00% 2020	3,475	3,683
Danaher Corp. 2.30% 2016	1,065	1,108
Danaher Corp. 3.90% 2021	4,000	4,423
Atlas Copco AB 5.60% 20173	4,525	5,128
TransDigm Inc. 7.75% 2018	3,125	3,375
Odebrecht Finance Ltd 7.00% 2020	2,500	2,687
Odebrecht Finance Ltd 6.00% 20233	500	504
H&E Equipment Services, Inc. 8.375% 2016	2,350	2,415
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,096
Eaton Corp. 0.885% 20142	2,000	2,001
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	211
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,650	1,757
Sequa Corp., Term Loan B, 3.63% 20141,2,5	1,599	1,562
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	325	336
		543,688

Transportation — 1.18%
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.879% 20151,2	1,044	986
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20161	9,767	9,737
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20171	60	59
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	794	767
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	146	144
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	14,569	15,079
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	19,090	19,949
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20191	339	332
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	12,002	12,549
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20201	7,998	7,718
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20211	271	288
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	819	776
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	2,050	2,048
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	10,892	11,246
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20221	3,854	3,719
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	12,641	13,510
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	10,339	11,127
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20221	996	976
Union Pacific Corp. 5.125% 2014	8,430	9,101
Union Pacific Corp. 5.75% 2017	12,250	14,513
Union Pacific Corp. 4.00% 2021	15,000	16,118
Union Pacific Corp. 4.163% 2022	7,437	8,085
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20221	6,078	7,098
Union Pacific Corp. 6.15% 2037	10,930	13,634
Northwest Airlines, Inc., Term Loan B, 4.08% 20131,2,5	1,597	1,589
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20141	5,040	5,116
Northwest Airlines, Inc., Term Loan A, 2.33% 20181,2,5	55,539	51,929
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20241	98	97
Burlington Northern Santa Fe LLC 7.00% 2014	1,875	2,102
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,446
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	10,568
Burlington Northern Santa Fe, LLC 3.60% 2020	7,500	7,781
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,891
Burlington Northern Santa Fe LLC 6.15% 2037	2,500	3,163
Burlington Northern Santa Fe, LLC 5.05% 2041	500	556
Norfolk Southern Corp. 5.75% 2016	6,740	7,811
Norfolk Southern Corp. 5.75% 2018	5,000	5,901
Norfolk Southern Corp. 5.90% 2019	9,250	11,253
Norfolk Southern Corp. 3.25% 2021	2,000	2,033
Norfolk Southern Corp. 4.837% 20413	1,118	1,188
CEVA Group PLC, Bridge Loan, 9.75% 20151,2,4,5	1,500	960
CEVA Group PLC 11.625% 20163	4,890	4,878
CEVA Group PLC 8.375% 20173	16,625	15,669
CEVA Group PLC 11.50% 20183	4,955	4,497
Canadian National Railway Co. 1.45% 2016	6,090	6,064
Canadian National Railway Co. 5.55% 2018	2,250	2,680
Canadian National Railway Co. 2.85% 2021	10,000	10,153
CSX Corp. 5.75% 2013	8,385	8,830
CSX Corp. 7.375% 2019	7,500	9,359
AMR Corp. 9.00% 2012	1,300	299
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20191	235	45
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20231	10,500	10,940
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	3,350	2,446
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,425	4,069
Navios South American Logistics Inc. 9.25% 20193	375	302
RailAmerica, Inc. 9.25% 2017	3,200	3,512
CMA CGM 8.50% 20173	2,025	835
		393,521

Commercial & professional services — 0.10%
ARAMARK Corp. 3.929% 20152	3,450	3,347
ARAMARK Corp. 8.50% 2015	9,450	9,734
Republic Services, Inc. 3.80% 2018	2,000	2,074
Republic Services, Inc. 5.00% 2020	5,000	5,621
Republic Services, Inc. 5.70% 2041	2,000	2,298
Waste Management, Inc. 2.60% 2016	3,330	3,385
Waste Management, Inc. 4.60% 2021	5,455	5,920
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	211	243
		32,622

TELECOMMUNICATION SERVICES — 2.63%
ALLTEL Corp. 7.00% 2012	12,485	12,866
Verizon Communications Inc. 2.00% 2016	11,610	11,659
Verizon Communications Inc. 3.00% 2016	24,000	25,163
Verizon Communications Inc. 8.50% 2018	8,000	10,809
Verizon Communications Inc. 8.75% 2018	26,000	35,157
Verizon Communications Inc. 3.50% 2021	44,565	46,475
Verizon Communications Inc. 4.75% 2041	7,250	7,818
SBC Communications Inc. 5.875% 2012	12,587	12,996
AT&T Inc. 4.95% 2013	17,200	17,931
AT&T Inc. 2.40% 2016	13,095	13,378
SBC Communications Inc. 5.625% 2016	22,575	25,928
AT&T Inc. 3.875% 2021	8,000	8,476
AT&T Inc. 5.35% 2040	22,274	25,102
AT&T Inc. 5.55% 2041	965	1,138
Telecom Italia Capital SA 5.25% 2015	32,100	29,475
Telecom Italia Capital SA 6.999% 2018	25,881	24,220
Telecom Italia Capital SA 7.175% 2019	18,916	17,746
Telecom Italia Capital SA 6.375% 2033	3,820	2,897
Telecom Italia SpA 7.75% 2033	€4,935	5,627
Telecom Italia Capital SA 6.00% 2034	$1,955	1,450
Telecom Italia Capital SA 7.20% 2036	10,338	8,549
France Télécom 4.375% 2014	13,930	14,725
France Télécom 2.125% 2015	32,765	32,496
France Télécom 2.75% 2016	23,750	23,845
France Télécom 4.125% 2021	3,000	3,029
Nextel Communications, Inc., Series E, 6.875% 2013	13,515	13,515
Nextel Communications, Inc., Series F, 5.95% 2014	29,570	28,683
Nextel Communications, Inc., Series D, 7.375% 2015	19,100	17,572
Sprint Nextel Corp. 11.50% 20213	9,550	9,478
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	26,195	25,213
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	24,450	23,533
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	16,200	13,568
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,314
Deutsche Telekom International Finance BV 3.125% 20163	12,175	12,280
Deutsche Telekom International Finance BV 8.75% 20302	7,343	10,256
Deutsche Telekom International Finance BV 9.25% 2032	9,101	13,548
Wind Acquisition SA 11.75% 20173	42,977	38,679
Wind Acquisition SA 7.25% 20183	9,275	8,463
Cricket Communications, Inc. 10.00% 2015	27,685	27,823
Cricket Communications, Inc. 7.75% 2016	13,540	14,048
Telefónica Emisiones, SAU 3.992% 2016	14,500	13,957
Telefónica Emisiones, SAU 4.375% 2016	€5,665	7,320
Telefónica Emisiones, SAU 5.134% 2020	$7,529	7,081
Telefónica Emisiones, SAU 5.462% 2021	7,887	7,537
Telefónica Europe BV 8.25% 2030	1,675	1,844
Telefónica Emisiones, SAU 7.045% 2036	84	82
Vodafone Group PLC, Term Loan, 6.875% 20151,4,5,8	4,924	4,936
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,5,8	5,325	5,312
Vodafone Group PLC 5.45% 2019	17,500	20,397
Koninklijke KPN NV 8.375% 2030	18,925	24,313
Digicel Group Ltd. 12.00% 20143	5,000	5,650
Digicel Group Ltd. 8.875% 20153	13,040	12,910
América Móvil, SAB de CV 2.375% 2016	4,500	4,511
América Móvil, SAB de CV 5.00% 2020	6,700	7,433
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,861
American Tower Corp. 4.625% 2015	$10,000	10,433
American Tower Corp. 5.90% 2021	2,000	2,106
Level 3 Financing, Inc. 8.75% 2017	1,100	1,125
Level 3 Financing, Inc. 10.00% 2018	6,475	6,896
Level 3 Escrow Inc. 8.125% 20193	3,350	3,308
Level 3 Communications, Inc. 11.875% 2019	1,000	1,070
Frontier Communications Corp. 8.25% 2017	11,575	11,893
Trilogy International Partners, LLC, 10.25% 20163	8,600	7,912
LightSquared, Term Loan B, 12.00% 20141,5,8	18,390	7,885
Crown Castle International Corp. 9.00% 2015	2,550	2,783
Crown Castle International Corp. 7.75% 20173	300	325
SBA Telecommunications, Inc. 8.00% 2016	725	785
Syniverse Holdings, Inc. 9.125% 2019	500	530
Sorenson Communications 10.50% 20153	575	400
		875,523

HEALTH CARE — 2.62%
Pharmaceuticals, biotechnology & life sciences — 1.44%
Roche Holdings Inc. 5.00% 20143	6,685	7,254
Roche Holdings Inc. 6.00% 20193	34,020	41,419
Roche Holdings Inc. 7.00% 20393	18,060	25,828
Biogen Idec Inc. 6.00% 2013	30,050	31,608
Biogen Idec Inc. 6.875% 2018	20,000	24,198
Novartis Capital Corp. 1.90% 2013	15,000	15,301
Novartis Capital Corp. 4.125% 2014	11,025	11,803
Novartis Securities Investment Ltd. 5.125% 2019	21,530	25,334
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,176
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	18,074
GlaxoSmithKline Capital Inc. 6.375% 2038	7,100	9,517
Gilead Sciences, Inc. 2.40% 2014	7,215	7,351
Gilead Sciences, Inc. 3.05% 2016	9,665	9,905
Gilead Sciences, Inc. 4.40% 2021	14,720	15,608
Gilead Sciences, Inc. 5.65% 2041	8,455	9,378
Amgen Inc. 2.50% 2016	27,200	27,564
Amgen Inc. 3.875% 2021	2,000	2,021
Amgen Inc. 5.15% 2041	10,750	11,165
Pfizer Inc 5.35% 2015	125	142
Pfizer Inc 6.20% 2019	22,140	27,351
inVentiv Health Inc. 10.00% 20183	18,515	17,034
inVentiv Health Inc. 10.00% 20183	8,300	7,636
Schering-Plough Corp. 5.30% 20132	6,000	6,526
Schering-Plough Corp. 5.375% 2014	€6,395	9,121
Schering-Plough Corp. 6.00% 2017	$5,300	6,507
Quintiles, Term Loan B, 5.00% 20181,2,5	20,447	20,125
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	13,100	14,050
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,750	1,877
Alkermes, Inc., Term Loan B, 6.75% 20171,2,5	9,045	9,011
Alkermes, Inc., Term Loan B, 9.50% 20181,2,5	3,555	3,519
AstraZeneca PLC 5.40% 2012	12,000	12,417
Sanofi 0.884% 20142	11,000	10,990
Grifols Inc. 8.25% 2018	5,065	5,344
Patheon Inc. 8.625% 20173	6,507	5,206
Johnson & Johnson 0.547% 20142	5,000	5,016
Abbott Laboratories 2.70% 2015	4,315	4,530
		480,906

Health care equipment & services — 1.18%
Express Scripts Inc. 5.25% 2012	6,320	6,440
Express Scripts Inc. 2.75% 20143	16,000	16,207
Express Scripts Inc. 6.25% 2014	27,133	29,596
Express Scripts Inc. 3.125% 2016	18,427	18,552
Express Scripts Inc. 3.50% 20163	3,000	3,059
Express Scripts Inc. 4.75% 20213	7,500	7,773
Express Scripts Inc. 6.125% 20413	4,500	4,874
UnitedHealth Group Inc. 6.00% 2017	21,892	25,786
UnitedHealth Group Inc. 3.875% 2020	2,900	3,085
UnitedHealth Group Inc. 3.375% 2021	5,000	5,180
UnitedHealth Group Inc. 4.70% 2021	9,420	10,606
UnitedHealth Group Inc. 5.70% 2040	1,250	1,499
UnitedHealth Group Inc. 4.625% 2041	5,000	5,268
PTS Acquisition Corp. 9.50% 20152,8	22,716	23,454
PTS Acquisition Corp. 9.75% 2017	€8,775	10,392
Cardinal Health, Inc. 5.50% 2013	$5,535	5,870
Cardinal Health, Inc. 4.00% 2015	6,490	6,952
Cardinal Health, Inc. 4.625% 2020	6,020	6,463
Allegiance Corp. 7.00% 2026	9,635	12,072
VWR Funding, Inc., Series B, 10.25% 20152,8	25,784	26,751
Kinetic Concepts, Inc. 10.50% 20183	22,275	21,885
Tenet Healthcare Corp. 7.375% 2013	8,195	8,482
Tenet Healthcare Corp. 9.25% 2015	11,600	12,253
Boston Scientific Corp. 6.00% 2020	12,900	14,419
Multiplan Inc. 9.875% 20183	13,300	13,899
Coventry Health Care, Inc. 6.30% 2014	11,395	12,408
Symbion Inc. 8.00% 2016	12,850	11,934
DENTSPLY International Inc. 1.957% 20132	5,000	5,036
DENTSPLY International Inc. 2.75% 2016	5,620	5,681
Surgical Care Affiliates, Inc. 8.875% 20152,3,8	3,927	3,957
Surgical Care Affiliates, Inc. 10.00% 20173	6,845	6,605
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,379
Bausch & Lomb Inc. 9.875% 2015	9,625	10,154
Rotech Healthcare Inc. 10.50% 2018	10,695	8,289
Merge Healthcare Inc 11.75% 2015	5,250	5,591
Centene Corp. 5.75% 2017	5,260	5,260
McKesson Corp. 3.25% 2016	1,580	1,674
McKesson Corp. 6.00% 2041	1,045	1,338
WellPoint, Inc. 4.35% 2020	1,000	1,082
ConvaTec Healthcare 10.50% 20183	1,010	907
Vanguard Health Systems Inc. 0% 2016	999	629
		391,741

UTILITIES — 2.29%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	23,274
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	59,664
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,531
MidAmerican Energy Co. 4.65% 2014	5,000	5,448
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	242
MidAmerican Energy Co. 5.95% 2017	3,000	3,564
MidAmerican Energy Co. 5.30% 2018	5,000	5,845
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	43,552
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	13,152
Consumers Energy Co. 5.65% 2018	6,925	8,191
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	36,427	44,263
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,278	5,425
Niagara Mohawk Power 3.553% 20143	14,850	15,612
National Grid PLC 6.30% 2016	37,605	43,205
National Grid Co. PLC 5.875% 2024	£170	311
Energy East Corp. 6.75% 2012	$7,155	7,318
Iberdrola Finance Ireland 3.80% 20143	17,515	17,500
Scottish Power PLC 5.375% 2015	19,479	20,508
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,700	1,912
CenterPoint Energy Resources Corp. 4.50% 2021	40,910	43,393
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	7,738
Public Service Co. of Colorado 5.80% 2018	9,606	11,547
Public Service Co. of Colorado 5.125% 2019	4,950	5,859
Public Service Co. of Colorado 3.20% 2020	14,945	15,527
Ohio Edison Co. 6.40% 2016	6,260	7,225
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	17,280
Toledo Edison Co. 7.25% 2020	5,025	6,271
Israel Electric Corp. Ltd. 7.25% 20193	15,300	15,806
Israel Electric Corp. 7.25% 2019	8,125	8,394
Israel Electric Corp. Ltd. 8.10% 20963	6,250	6,444
Veolia Environnement 6.00% 2018	11,445	12,509
Veolia Environnement 6.125% 2033	€12,275	17,023
Teco Finance, Inc. 6.75% 2015	$15,546	17,451
Teco Finance, Inc. 4.00% 2016	3,303	3,478
Teco Finance, Inc. 6.572% 2017	3,013	3,583
Teco Finance, Inc. 5.15% 2020	2,382	2,650
E.ON International Finance BV 5.80% 20183	20,500	23,475
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20173	12,000	13,200
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,970
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	3,055	3,192
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20363	2,000	1,975
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,553
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,863
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,160
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	12,114
TXU, Term Loan, 4.776% 20171,2,5	14,373	9,137
Texas Competitive Electric Holdings Co. LLC, 11.50% 20203	12,830	10,954
AES Corp. 7.75% 2015	6,575	7,183
AES Corp. 8.00% 2020	8,350	9,227
Enel Finance International SA 3.875% 20143	10,929	10,648
ENEL SpA 5.625% 2027	€2,565	2,884
Edison Mission Energy 7.75% 2016	$2,025	1,488
Midwest Generation, LLC, Series B, 8.56% 20161	10,609	10,768
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,052
Ohio Power Co., Series H, 4.85% 2014	5,965	6,337
Ohio Power Co., Series M, 5.375% 2021	2,950	3,389
Ohio Power Co., Series G, 6.60% 2033	1,500	1,926
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,488
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,590
SP PowerAssets Ltd. 5.00% 20133	8,000	8,529
Intergen Power 9.00% 20173	8,000	8,460
Ameren Corp. 8.875% 2014	7,000	7,849
PG&E Corp. 5.75% 2014	2,000	2,180
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,279
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20281	6,375	6,924
PSEG Power LLC 2.75% 2016	3,140	3,160
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,595
Colbun SA 6.00% 20203	5,400	5,741
Electricité de France SA 5.50% 20143	3,000	3,206
Wisconsin Electric Power Co. 2.95% 2021	3,000	3,063
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,3	2,144	2,378
Progress Energy, Inc. 6.05% 2014	2,100	2,319
Eskom Holdings Ltd. 5.75% 20213	1,765	1,805
Constellation Energy Group, Inc. 7.60% 2032	1,000	1,290
NRG Energy, Inc. 8.25% 2020	1,000	1,010
		763,056

CONSUMER STAPLES — 1.86%
Food, beverage & tobacco — 1.07%
Anheuser-Busch InBev NV 2.50% 2013	3,000	3,057
Anheuser-Busch InBev NV 0.761% 20142	8,710	8,674
Anheuser-Busch InBev NV 3.625% 2015	25,250	26,912
Anheuser-Busch InBev NV 4.125% 2015	37,375	40,331
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,194
Anheuser-Busch InBev NV 6.875% 2019	$6,740	8,475
Anheuser-Busch InBev NV 7.75% 2019	7,250	9,401
Anheuser-Busch InBev NV 5.375% 2020	6,500	7,633
Anheuser-Busch InBev NV 6.375% 2040	3,000	4,130
Coca-Cola Co. 1.50% 2015	22,970	23,310
Coca-Cola Co. 1.80% 2016	22,815	23,261
Coca-Cola Co. 3.15% 2020	14,190	14,916
Altria Group, Inc. 9.25% 2019	13,000	17,476
Altria Group, Inc. 4.75% 2021	15,000	16,541
Altria Group, Inc. 9.95% 2038	4,100	6,245
Altria Group, Inc. 10.20% 2039	4,000	6,234
PepsiCo, Inc. 3.10% 2015	17,000	18,033
PepsiCo, Inc. 2.50% 2016	12,500	13,020
Pernod Ricard SA 4.45% 20223	20,500	21,510
Philip Morris International Inc. 2.90% 2021	14,200	14,502
Philip Morris International Inc. 4.375% 2041	5,000	5,207
British American Tobacco International Finance PLC 9.50% 20183	13,000	17,671
General Mills, Inc. 0.811% 20142	7,000	6,980
General Mills, Inc. 3.15% 2021	5,000	5,074
Kraft Foods Inc. 2.625% 2013	3,830	3,915
Kraft Foods Inc. 6.50% 2040	4,000	5,213
Fortune Brands, Inc. 6.375% 2014	6,467	7,077
Del Monte Corp. 7.625% 2019	4,000	3,860
BFF International Ltd. 7.25% 20203	3,000	3,337
CEDC Finance Corp. 9.125% 20163	3,500	2,494
Smithfield Foods, Inc., Series B, 7.75% 2013	81	86
Smithfield Foods, Inc. 10.00% 2014	1,321	1,542
Smithfield Foods, Inc. 7.75% 2017	725	798
Constellation Brands, Inc. 8.375% 2014	550	620
Constellation Brands, Inc. 7.25% 2017	750	829
Pilgrim’s Pride Corp. 7.875% 2018	1,500	1,417
Tyson Foods, Inc. 10.50% 2014	700	812
Tyson Foods, Inc. 6.85% 20162	500	551
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,302
Cott Beverages Inc. 8.375% 2017	1,000	1,084
		357,724

Food & staples retailing — 0.78%
Kroger Co. 5.00% 2013	18,000	18,838
Kroger Co. 7.50% 2014	11,343	12,684
Kroger Co. 3.90% 2015	10,000	10,761
Kroger Co. 6.40% 2017	29,450	35,076
Rite Aid Corp. 9.75% 2016	23,550	25,905
Rite Aid Corp. 10.375% 2016	9,350	9,981
Rite Aid Corp. 10.25% 2019	6,040	6,689
Rite Aid Corp. 8.00% 2020	3,075	3,413
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,253
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,306
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,615
Wal-Mart Stores, Inc. 3.625% 2020	5,128	5,629
Delhaize Group 5.875% 2014	5,850	6,354
Delhaize Group 6.50% 2017	16,205	19,073
Delhaize Group 5.70% 2040	2,465	2,535
Safeway Inc. 5.00% 2019	16,000	17,092
Safeway Inc. 3.95% 2020	8,171	8,081
Tesco PLC 5.50% 20173	12,559	14,596
SUPERVALU INC. 7.50% 2012	365	371
Albertson’s, Inc. 7.25% 2013	2,025	2,116
SUPERVALU INC. 7.50% 2014	1,830	1,871
SUPERVALU INC. 8.00% 2016	4,200	4,358
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	7,625	8,006
Stater Bros. Holdings Inc. 7.75% 2015	3,650	3,764
Stater Bros. Holdings Inc. 7.375% 2018	1,100	1,166
Ingles Markets, Inc. 8.875% 2017	2,550	2,773
		259,306

Household & personal products — 0.01%
Procter & Gamble Co. 3.50% 2015	150	162
Procter & Gamble Co. 1.45% 2016	2,645	2,679
		2,841

MATERIALS — 1.41%
ArcelorMittal 5.375% 2013	6,500	6,657
ArcelorMittal 3.75% 2015	24,000	22,966
ArcelorMittal 3.75% 2016	11,955	11,362
ArcelorMittal 9.85% 2019	4,000	4,454
ArcelorMittal 5.50% 2021	16,650	15,305
ArcelorMittal 7.00% 2039	1,000	931
ArcelorMittal 6.75% 2041	9,500	8,555
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,000	5,851
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,709
Rio Tinto Finance (USA) Ltd. 2.50% 2016	14,650	14,963
Rio Tinto Finance (USA) Ltd. 9.00% 2019	12,670	17,311
International Paper Co. 7.40% 2014	26,750	29,717
International Paper Co. 7.95% 2018	10,500	12,794
International Paper Co. 7.50% 2021	2,000	2,472
International Paper Co. 4.75% 2022	1,500	1,597
Dow Chemical Co. 7.60% 2014	21,250	24,046
Dow Chemical Co. 5.70% 2018	4,500	5,019
Dow Chemical Co. 4.25% 2020	5,000	5,214
Dow Chemical Co. 4.125% 2021	5,000	5,137
Teck Resources Ltd. 3.15% 2017	4,345	4,445
Teck Resources Ltd. 4.75% 2022	21,895	23,573
Teck Resources Ltd. 6.25% 2041	9,250	10,704
Xstrata Canada Financial Corp. 2.85% 20143	7,000	7,042
Xstrata Canada Financial Corp. 3.60% 20173	13,000	13,125
Xstrata Canada Financial Corp. 4.95% 20213	7,880	8,063
Reynolds Group 8.75% 20163	11,710	12,383
Reynolds Group 9.25% 20183	1,310	1,261
Reynolds Group 7.875% 20193	2,955	3,103
Reynolds Group 9.00% 20193	1,100	1,051
Reynolds Group 9.875% 20193	9,660	9,419
Newcrest Finance Pty Ltd. 4.45% 20213	23,285	23,004
Newcrest Finance Pty Ltd. 5.75% 20413	4,000	3,999
Cliffs Natural Resources Inc. 4.875% 2021	14,500	14,469
Cliffs Natural Resources Inc. 6.25% 2040	3,625	3,576
Georgia Gulf Corp. 9.00% 20173	15,825	16,814
POSCO 4.25% 20203	15,000	14,547
Ecolab Inc. 3.00% 2016	7,820	8,100
Nalco Co. 8.25% 2017	300	340
Ecolab Inc. 4.35% 2021	1,500	1,604
Ecolab Inc. 5.50% 2041	1,250	1,388
CEMEX Finance LLC 9.50% 2016	5,925	5,229
CEMEX Finance LLC 9.50% 20163	5,200	4,589
CEMEX SA 9.25% 20203	1,126	870
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,674
Newpage Corp. 11.375% 2014	11,460	8,538
MacDermid 9.50% 20173	5,870	5,870
Anglo American Capital PLC 2.15% 20133	5,130	5,141
OMNOVA Solutions Inc. 7.875% 2018	4,500	3,915
Ardagh Packaging Finance 7.375% 2017	€1,100	1,402
Ardagh Packaging Finance 7.375% 20173	$200	203
Ardagh Packaging Finance 11.125% 20183,8	1,166	992
Ardagh Packaging Finance 9.125% 20203	300	298
Ardagh Packaging Finance 9.25% 2020	€650	763
Packaging Dynamics Corp. 8.75% 20163	$3,430	3,447
Ball Corp. 7.125% 2016	1,270	1,387
Ball Corp. 5.75% 2021	1,850	1,947
Yara International ASA 7.875% 20193	2,675	3,287
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,178
Georgia-Pacific Corp. 5.40% 20203	2,775	3,078
Sappi Papier Holding GmbH 6.625% 2018	€1,150	1,280
Sappi Papier Holding GmbH 6.625% 20213	$2,005	1,729
Arbermarle Corp. 5.10% 2015	2,156	2,327
E.I. du Pont de Nemours and Co. 0.994% 20142	1,000	1,006
E.I. du Pont de Nemours and Co. 5.25% 2016	1,000	1,170
ICI Wilmington, Inc. 5.625% 2013	2,000	2,119
Airgas, Inc. 7.125% 2018	2,000	2,109
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,314
Graphic Packaging International, Inc. 7.875% 2018	700	749
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,527
Praxair, Inc. 4.375% 2014	200	215
Praxair, Inc. 4.625% 2015	500	552
Rockwood Specialties Group, Inc. 7.625% 2014	€500	660
Lyondell Chemical Co. 8.00% 2017	$200	219
		467,854

INFORMATION TECHNOLOGY — 0.95%
Software & services — 0.58%
First Data Corp., Term Loan B2, 3.044% 20141,2,5	4,239	3,857
First Data Corp. 9.875% 2015	4,022	3,781
First Data Corp. 9.875% 2015	224	212
First Data Corp. 10.55% 20158	4,371	4,191
First Data Corp. 11.25% 2016	41,625	34,757
First Data Corp. 7.375% 20193	900	851
First Data Corp. 8.25% 20213	10,552	9,497
First Data Corp. 12.625% 20213	22,870	20,011
First Data Corp. 8.75% 20222,3,8	17,162	14,845
International Business Machines Corp. 1.95% 2016	33,295	34,311
International Business Machines Corp. 2.00% 2016	28,500	29,267
International Business Machines Corp. 5.60% 2039	2,750	3,539
SRA International, Inc., Term Loan B, 6.50% 20181,2,5	12,974	12,282
Sterling Merger Inc. 11.00% 20193	12,080	11,838
Blackboard Inc., Term Loan B, 7.50% 20181,2,5	8,950	8,508
SunGard Data Systems Inc. 7.375% 2018	765	787
SunGard Data Systems Inc. 7.625% 2020	636	657
		193,191

Technology hardware & equipment — 0.19%
Cisco Systems, Inc. 0.794% 20142	14,000	13,998
Cisco Systems, Inc. 2.90% 2014	10,125	10,720
Cisco Systems, Inc. 4.45% 2020	10,000	11,385
Hewlett-Packard Co. 0.923% 20142	7,000	6,773
Hewlett-Packard Co. 2.625% 2014	7,000	7,068
Jabil Circuit, Inc. 8.25% 2018	5,850	6,771
Sanmina-SCI Corp. 3.296% 20142,3	2,371	2,318
Sanmina-SCI Corp. 8.125% 2016	2,564	2,660
Xerox Corp. 6.40% 2016	768	860
Xerox Corp. 6.75% 2017	360	413
EH Holding Corp. 7.625% 20213	575	607
		63,573

Semiconductors & semiconductor equipment — 0.18%
Freescale Semiconductor, Inc. 10.125% 2016	18,000	19,035
Freescale Semiconductor, Inc. 9.25% 20183	8,500	9,127
Freescale Semiconductor, Inc. 10.125% 20183	3,473	3,803
NXP BV and NXP Funding LLC 3.153% 20132	398	399
NXP BV and NXP Funding LLC 10.00% 20139	6,882	7,622
NXP BV and NXP Funding LLC 8.625% 2015	€1,600	2,143
NXP BV and NXP Funding LLC 9.50% 2015	$3,070	3,239
National Semiconductor Corp. 6.15% 2012	3,850	3,945
National Semiconductor Corp. 6.60% 2017	7,000	8,610
Advanced Micro Devices, Inc. 8.125% 2017	3,075	3,206
		61,129

Total corporate bonds & notes		$10,349,217

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 23.04%
U.S. Treasury 1.00% 2012	$112,500	112,858
U.S. Treasury 1.375% 2012	125,210	126,556
U.S. Treasury 4.875% 2012	119,545	120,228
U.S. Treasury 0.125% 2013	16,300	16,271
U.S. Treasury 0.25% 2013	8,400	8,403
U.S. Treasury 0.25% 2013	4,200	4,201
U.S. Treasury 0.375% 2013	7,500	7,520
U.S. Treasury 0.625% 2013	116,500	117,196
U.S. Treasury 0.625% 2013	24,880	25,005
U.S. Treasury 0.75% 2013	19,000	19,167
U.S. Treasury 1.125% 2013	201,205	203,885
U.S. Treasury 1.375% 2013	20,000	20,251
U.S. Treasury 1.875% 201310	30,822	32,245
U.S. Treasury 2.50% 2013	1,100	1,132
U.S. Treasury 3.375% 2013	16,275	17,049
U.S. Treasury 3.875% 2013	25,000	26,033
U.S. Treasury 0.50% 2014	79,300	79,651
U.S. Treasury 1.25% 2014	70,000	71,459
U.S. Treasury 1.875% 2014	72,310	74,795
U.S. Treasury 2.00% 201410	14,920	15,816
U.S. Treasury 1.25% 2015	15,000	15,393
U.S. Treasury 1.75% 2015	35,000	36,544
U.S. Treasury 1.875% 2015	100,540	105,400
U.S. Treasury 1.625% 201510	7,471	8,069
U.S. Treasury 2.125% 2015	83,500	88,588
U.S. Treasury 4.25% 2015	50,000	56,676
U.S. Treasury 0.125% 201610	67,429	70,391
U.S. Treasury 0.875% 2016	10,140	10,173
U.S. Treasury 0.875% 2016	1,140	1,141
U.S. Treasury 1.00% 2016	395,935	400,179
U.S. Treasury 1.00% 2016	192,725	194,876
U.S. Treasury 1.00% 2016	61,270	61,876
U.S. Treasury 1.50% 2016	37,305	38,580
U.S. Treasury 1.75% 2016	215,095	224,994
U.S. Treasury 2.00% 2016	95,000	100,352
U.S. Treasury 2.125% 2016	112,900	119,835
U.S. Treasury 2.375% 2016	150,000	160,693
U.S. Treasury 2.625% 2016	156,890	169,650
U.S. Treasury 3.00% 2016	3,560	3,923
U.S. Treasury 3.125% 2016	13,900	15,420
U.S. Treasury 4.625% 2016	25,000	29,539
U.S. Treasury 5.125% 2016	37,900	45,124
U.S. Treasury 7.50% 2016	58,000	76,536
U.S. Treasury 3.00% 2017	39,750	43,973
U.S. Treasury 4.625% 2017	50,000	59,352
U.S. Treasury 8.75% 2017	25,000	35,265
U.S. Treasury 1.375% 2018	26,950	27,052
U.S. Treasury 1.375% 2018	2,200	2,212
U.S. Treasury 1.75% 2018	2,700	2,779
U.S. Treasury 2.375% 2018	20,000	21,452
U.S. Treasury 3.50% 2018	45,785	52,219
U.S. Treasury 2.125% 201910	13,320	15,851
U.S. Treasury 8.125% 2019	25,000	37,212
U.S. Treasury 2.625% 2020	28,000	30,139
U.S. Treasury 3.50% 2020	22,000	25,304
U.S. Treasury 8.75% 2020	97,110	153,235
U.S. Treasury 0.625% 202110	82,664	88,537
U.S. Treasury 2.00% 2021	159,245	160,987
U.S. Treasury 2.125% 2021	632,645	648,632
U.S. Treasury 3.125% 2021	51,550	57,543
U.S. Treasury 3.625% 2021	2,550	2,960
U.S. Treasury 8.00% 2021	65,000	101,615
U.S. Treasury 7.125% 2023	85,000	128,613
U.S. Treasury 6.875% 2025	77,500	119,339
U.S. Treasury 6.00% 2026	69,050	99,522
U.S. Treasury 6.50% 2026	17,500	26,547
U.S. Treasury 6.75% 2026	20,225	31,235
U.S. Treasury 5.25% 2028	50,000	68,921
U.S. Treasury 6.25% 2030	5,545	8,574
U.S. Treasury 4.50% 2036	172,457	225,539
U.S. Treasury 5.00% 2037	2,600	3,656
U.S. Treasury 4.375% 2038	12,325	15,921
U.S. Treasury 3.50% 2039	45,000	50,555
U.S. Treasury 4.25% 2039	99,815	126,826
U.S. Treasury 4.375% 2039	138,000	178,932
U.S. Treasury 3.875% 2040	107,876	129,122
U.S. Treasury 4.25% 2040	12,300	15,662
U.S. Treasury 4.625% 2040	361,520	486,949
U.S. Treasury 2.125% 204110	310	421
U.S. Treasury 3.75% 2041	186,355	218,803
U.S. Treasury 4.75% 2041	79,050	108,782
Fannie Mae 0.625% 2012	83,000	83,303
Fannie Mae 0.75% 2013	99,300	100,059
Fannie Mae 2.50% 2014	7,250	7,603
Fannie Mae 3.00% 2014	9,500	10,123
Fannie Mae 5.375% 2016	10,420	12,429
Federal Home Loan Bank 1.75% 2012	69,000	69,724
Federal Home Loan Bank, Series 363, 4.50% 2012	36,500	37,886
Federal Home Loan Bank 3.625% 2013	75,000	79,361
Federal Home Loan Bank 4.125% 2020	14,525	16,653
Freddie Mac 1.75% 2012	50,000	50,377
Freddie Mac 2.125% 2012	20,000	20,289
Freddie Mac 2.50% 2014	37,000	38,719
Freddie Mac 5.00% 2014	25,000	27,819
Freddie Mac 1.75% 2015	37,350	38,641
Freddie Mac 5.50% 2016	14,580	17,468
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.457% 20122	50,000	50,148
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.567% 20122	11,020	11,046
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,265
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,111
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.875% 2012	13,500	13,718
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,878
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,243
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,668
CoBank ACB 7.875% 20183	23,615	28,113
CoBank ACB 1.146% 20222,3	30,865	23,243
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	25,000	25,473
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	9,250	9,288
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,332
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,696
Tennessee Valley Authority 5.25% 2039	13,750	17,541
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	7,500	7,580
Federal Agricultural Mortgage Corp. 5.125% 20173	5,000	5,813
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,600
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,994
US AgBank, junior subordinated 6.11% (undated)2,3	6,250	3,906
		7,672,021

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.08%
United Mexican States Government, Series M, 7.00% 2014	MXN427,500	32,182
United Mexican States Government, Series MI10, 9.50% 2014	347,500	27,895
United Mexican States Government, Series M10, 7.75% 2017	292,500	23,021
United Mexican States Government 3.50% 201710	182,535	14,242
United Mexican States Government Global 5.95% 2019	$5,170	6,170
United Mexican States Government, Series M20, 10.00% 2024	MXN518,800	47,915
United Mexican States Government Global, Series A, 6.75% 2034	$2,495	3,262
United Mexican States Government, Series M30, 10.00% 2036	MXN 50,500	4,493
United Mexican States Government 4.00% 204010	138,539	10,422
South Korean Government, Series 1406, 3.50% 2014	KRW10,450,000	9,115
South Korean Government 4.25% 2014	29,650,000	26,352
South Korean Government 4.75% 2014	33,310,000	29,794
South Korean Government 5.00% 2014	11,870,000	10,749
South Korean Government 5.75% 2014	$21,100	22,990
South Korean Government 5.25% 2015	KRW35,090,000	32,369
South Korean Government 5.50% 2017	10,100,000	9,651
Turkey (Republic of) 10.00% 201210	TRY15,678	8,745
Turkey (Republic of) 16.00% 2012	9,555	5,087
Turkey (Republic of) 10.00% 2013	13,350	6,993
Turkey (Republic of) 16.00% 2013	21,045	11,974
Turkey (Republic of) 10.00% 2015	13,000	6,790
Turkey (Republic of) 7.50% 2017	$5,725	6,469
Turkey (Republic of) 6.75% 2018	17,250	18,910
Turkey (Republic of) 4.00% 202010	TRY15,006	8,526
Turkey (Republic of) 5.625% 2021	$8,000	8,130
Turkey (Republic of) 8.00% 2034	1,250	1,484
Turkey (Republic of) 6.75% 2040	9,300	9,626
Brazil (Federal Republic of) 6.00% 201510	BRL 8,345	4,632
Brazil (Federal Republic of) Global 12.50% 2016	30,400	19,313
Brazil (Federal Republic of) 10.00% 2017	28,515	14,683
Brazil (Federal Republic of) 6.00% 201710	70,798	39,543
Brazil (Federal Republic of) Global 8.00% 20181	$1,203	1,410
Brazil (Federal Republic of) Global 4.875% 2021	5,250	5,893
Brazil (Federal Republic of) Global 12.25% 2030	425	810
Brazil (Federal Republic of) Global 7.125% 2037	750	1,039
Polish Government, Series 0414, 5.75% 2014	PLN34,296	10,129
Polish Government 3.875% 2015	$7,805	7,979
Polish Government, Series 1017, 5.25% 2017	PLN63,195	18,128
Polish Government 6.375% 2019	$34,835	38,667
Polish Government 5.125% 2021	9,625	9,818
Polish Government 5.00% 2022	1,800	1,816
Australia Government Agency-Guaranteed, National Australia Bank 0.891% 20142,3	25,000	25,125
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	50,550	52,440
Russian Federation 7.85% 2018	RUB240,000	7,602
Russian Federation 7.85% 2018	135,000	4,276
Russian Federation 5.00% 2020	$23,900	24,716
Russian Federation 7.50% 20301	30,736	35,769
Russian Federation 7.50% 20301,3	121	141
Colombia (Republic of) Global 12.00% 2015	COP39,750,000	26,403
Colombia (Republic of) Global 7.75% 2021	7,505,000	4,648
Colombia (Republic of) Global 9.85% 2027	12,551,000	9,164
Colombia (Republic of) Global 7.375% 2037	$13,600	19,210
Malaysian Government, Series 509, 3.21% 2013	MYR96,225	30,479
Malaysian Government, Series 204, 5.094% 2014	80,665	26,643
Croatian Government 6.75% 20193	$22,450	21,359
Croatian Government 6.75% 2019	17,350	16,507
Croatian Government 6.625% 20203	8,580	8,044
Croatian Government 6.625% 2020	2,055	1,927
Croatian Government 6.375% 20213	7,995	7,308
Hungarian Government, Series 14/C, 5.50% 2014	HUF200,000	766
Hungarian Government, Series 17/B, 6.75% 2017	738,000	2,713
Hungarian Government 5.75% 2018	€6,575	7,224
Hungarian Government 6.00% 2019	13,850	15,202
Hungarian Government, Series 19/A, 6.50% 2019	HUF1,200,000	4,074
Hungarian Government 6.25% 2020	$25,090	22,706
Hungarian Government 7.625% 2041	1,430	1,273
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	34,114
Japanese Government 2.40% 2038	1,342,250	19,437
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	$7,250	7,377
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	23,005	24,082
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	20,000	20,974
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	9,000	9,018
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	35,000	35,733
France Government Agency-Guaranteed, Société Finance 2.875% 20143	33,200	33,539
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,240
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	8,250	8,306
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	33,320	34,919
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	42,220	42,645
Argentina (Republic of) 0.055% 20121,2	24,755	3,053
Argentina (Republic of) 7.00% 2015	9,345	8,547
Argentina (Republic of) 8.28% 20331,8	41,015	30,146
Argentina (Republic of) GDP-Linked 2035	ARS 9,238	250
Argentina (Republic of) 1.18% 20381,10	11,054	506
Uruguay (Republic of) 5.00% 201810	UYU372,260	20,991
Uruguay (Republic of) 4.375% 202810	211,401	10,632
Uruguay (Republic of) 7.625% 20361	$1,250	1,741
Venezuela (Republic of) 8.50% 2014	245	229
Venezuela (Republic of) 7.65% 2025	985	616
Venezuela (Republic of) 9.25% 2027	31,745	23,095
Venezuela (Republic of) 9.25% 2028	11,160	7,784
Peru (Republic of) 8.75% 2033	8,226	12,586
Peru (Republic of) 6.55% 20371	14,200	18,105
Indonesia (Republic of) 5.875% 2020	6,800	7,735
Indonesia (Republic of) 5.875% 20203	6,200	7,053
Indonesia (Republic of) 7.75% 2038	10,500	14,280
Philippines (Republic of) 6.375% 2034	15,500	18,581
Philippines (Republic of) 6.25% 2036	PHP326,000	7,419
Europe Government Agency-Guaranteed, Dexia Credit Local 0.644% 20122,3	$25,000	24,988
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	21,750	21,889
Iraq (Republic of) 5.80% 20281	25,300	20,873
Province of Ontario, Series 1, 1.875% 2012	17,375	17,591
Israeli Government, Series 2683, 6.50% 2016	ILS59,300	17,455
Chilean Government 3.875% 2020	$3,000	3,275
Chilean Government 5.50% 2020	CLP1,790,000	3,609
Chilean Government 3.25% 2021	$9,950	10,273
Lithuania (Republic of) 6.75% 2015	9,140	9,551
Lithuania (Republic of) 6.125% 20213	7,250	7,250
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	15,000	15,075
Bermudan Government 5.603% 20203	5,110	5,733
Bermudan Government 5.603% 2020	3,940	4,420
Belgium (Kingdom of), Series 49, 4.00% 2017	€7,250	9,657
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$7,000	8,838
Latvia (Republic of) 5.25% 2021	9,495	8,790
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	9,900	8,687
Dominican Republic 9.04% 20181,3	4,481	4,929
Dominican Republic 7.50% 20211,3	3,500	3,456
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	8,000	8,163
South Africa (Republic of) 5.50% 2020	5,000	5,625
South Africa (Republic of) 6.25% 2041	1,855	2,166
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,321
Gabonese Republic 8.20% 2017	5,300	6,095
Panama (Republic of) Global 7.25% 2015	2,275	2,633
Panama (Republic of) Global 7.125% 2026	300	392
Panama (Republic of) Global 8.875% 2027	250	376
Panama (Republic of) Global 9.375% 2029	340	542
Panama (Republic of) Global 6.70% 20361	1,504	1,970
El Salvador (Republic of) 7.375% 2019	4,800	5,232
Banque Centrale de Tunisie 7.375% 2012	4,500	4,590
State of Qatar 3.125% 20173	3,750	3,792
State of Qatar 4.50% 20223	500	516
Sri Lanka (Republic of) 6.25% 20213	3,400	3,356
Kommunalbanken 1.00% 20143	2,924	2,895
Province of Buenos Aires 10.875% 20211,3	1,500	1,144
LCR Finance PLC 5.10% 2051	£165	340
		1,690,155

ASSET-BACKED OBLIGATIONS1 — 0.88%
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20143	$12,400	12,736
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20173	20,000	20,253
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,216
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	18,963
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	2,267	2,270
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20133	4,188	4,190
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20133	3,050	3,098
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20143	6,439	6,461
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20143	9,204	9,268
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20213	28,208	25,078
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	18,835
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,318
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	4,898	5,131
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	148	148
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	403	407
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	526	544
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,150
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	611	590
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,604	1,669
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.428% 20372	20,278	14,817
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	14,320	13,172
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	1,898	1,911
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	5,975	6,397
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,249
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, 0.454% 20192,3	12,708	10,436
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.698% 20152	10,000	9,919
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	1,536	1,568
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	788	822
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	2,587	2,752
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.728% 20332	3,357	3,205
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.454% 20372	10,613	7,891
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	9,210	6,897
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.424% 20262	473	349
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.424% 20292	7,935	5,798
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	4,900	5,114
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	4,892	4,964
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.224% 20352	6,500	4,792
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	419	429
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,836	2,995
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.028% 20332	808	704
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,629	3,474
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A-2, 0.84% 2014	1,353	1,353
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,096	2,114
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,694	1,785
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,356	1,365
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	2,500	2,509
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,478
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,384
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,977	2,048
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20393	£1,160	1,598
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.424% 20362	$1,336	986
		294,600

MUNICIPALS — 0.39%
State of New York, Long Island Power Authority, Electric System General Revenue Refunding Bonds,
Series 2009-A, 5.75% 2039	24,330	27,189
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	18,730	23,237
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,410	2,993
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	17,932
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	14,905
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	13,970
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	14,509	13,631
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer Subsidy-
Build America Bonds), Series 2009-C, 7.336% 2039	5,500	7,772
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,227
State of Illinois, City of Chicago, O’Hare International Airport, General Airport Revenue Bonds (Build America Bonds-
Direct Payment), Taxable Series 2010-B, 6.395% 2040	1,000	1,228
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	133
		129,217

Total bonds & notes (cost: $30,507,051,000)		31,783,622

Convertible securities — 0.03%

INFORMATION TECHNOLOGY — 0.03%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	11,802

Total convertible securities (cost: $9,923,000)		11,802

Common stocks — 0.02%	Shares

CONSUMER DISCRETIONARY — 0.02%
American Media, Inc.4,9,11	453,779	5,113

INDUSTRIALS — 0.00%
Atrium Corp.4,9,11	985	$5

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		8

Total common stocks (cost: $7,691,000)		5,126

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20154,11	47,929	210

Total warrants (cost: $11,276,000)		210

	Principal amount
Short-term securities — 10.94%	(000)

Fannie Mae 0.025%–0.23% due 1/9–9/5/2012	$1,072,997	1,072,752
Freddie Mac 0.04%–0.17% due 2/15–8/1/2012	927,700	927,471
Federal Home Loan Bank 0.01%–0.20% due 1/4–12/27/2012	758,700	758,497
Straight-A Funding LLC 0.10%–0.19% due 1/6–2/2/20123	170,950	170,942
Federal Farm Credit Banks 0.14%–0.18% due 4/18–12/26/2012	170,000	169,915
Jupiter Securitization Co., LLC 0.14% due 1/17/20123	94,000	93,994
U.S. Treasury Bills 0.04%–0.29% due 1/12–2/9/2012	65,500	65,500
NetJets Inc. 0.06%–0.08% due 1/3–1/11/20123	65,000	64,999
National Rural Utilities Cooperative Finance Corp. 0.11% due 1/18/2012	50,000	49,997
Coca-Cola Co. 0.15% due 2/6/20123	50,000	49,996
Medtronic Inc. 0.08% due 2/16/20123	39,500	39,493
Wal-Mart Stores, Inc. 0.05% due 1/11/20123	33,600	33,599
Pfizer Inc 0.04% due 1/12/20123	31,000	31,000
John Deere Credit Ltd. 0.06%–0.10% due 1/4–1/9/20123	29,000	29,000
Private Export Funding Corp. 0.11% due 1/19/20123	24,900	24,897
Google Inc. 0.05% due 1/20/20123	20,000	19,999
Johnson & Johnson 0.04% due 4/3/20123	19,800	19,798
PepsiCo Inc. 0.04% due 1/11/20123	18,800	18,800
IBM Corp. 0.05% due 1/30/20123	600	600

Total short-term securities (cost: $3,640,739,000)		3,641,249

Total investment securities (cost: $34,176,680,000)		35,442,009
Other assets less liabilities		(2,149,167)

Net assets		$33,292,842

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,131,380,000, which represented 12.41% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $59,790,000, which represented .18% of the net assets of the fund.
5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $314,537,000, which represented .94% of the net assets of the fund.
6Scheduled interest and/or principal payment was not received.
7Step bond; coupon rate will increase at a later date.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$6,175	$7,622	.02%
American Media, Inc.	11/17/2010	7,602	5,113	.02
Atrium Corp.	4/30/2010	89	5	.00

Total restricted securities		$13,866	$12,740	.04%

10Index-linked bond whose principal amount moves with a government price index.
11Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos	£ = British pounds	MXN = Mexican pesos	TRY = Turkish liras
BRL = Brazilian reais	HUF = Hungarian forints	MYR = Malaysian ringgits	UYU = Uruguayan pesos
CLP = Chilean pesos	ILS = Israeli shekels	PHP = Philippine pesos
COP = Colombian pesos	¥ = Japanese yen	PLN = Polish zloty
€ = Euros	KRW = South Korean won	RUB = Russian rubles

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0212O-S29131

Summary investment portfolio                     December 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security	(percent of net assets)
Mortgage-backed obligations	34.99%
Corporate bonds & notes	31.09
Bonds & notes of U.S. government & government agencies	23.04
Bonds & notes of governments & government agencies outside the U.S.	5.08
Other bonds & notes	1.27
Other securities	0.05
Short-term securities & other assets less liabilities	4.48
[end pie chart]

Portfolio quality summary*	(percent of net assets)
U.S. government obligations†	22.6%
Federal agencies	31.1
AAA	5.0
AA	5.0
A	12.1
BBB	12.6
BB or below	6.5
Unrated	0.6
Short-term securities & other assets less liabilities	4.5

* Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. Securities in the "unrated" category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 95.47%	(000)	(000)	assets

Mortgage-backed obligations - 34.99%
Federal agency mortgage-backed obligations (1) - 30.85%
Fannie Mae:
3.50% 2026	$102,811	$107,642
3.00% 2027	975,512	1,007,674
5.00% 2035	108,183	117,010
6.00% 2038	163,618	180,369
6.00% 2038	136,205	150,149
6.00% 2038	120,709	133,521
6.50% 2038	106,082	118,766
4.00% 2041	167,983	177,647
4.50% 2041	187,774	200,034
4.50% 2041	110,754	117,985
5.00% 2041	96,092	105,525
3.50% 2042	387,700	398,846
4.50% 2042	185,449	197,387
5.00% 2042	171,430	185,225
6.00% 2042	196,181	216,044
0%-11.512% 2012-2047 (2)	4,173,380	4,485,405	23.73%
Freddie Mac:
5.50% 2038	106,314	115,520
5.50% 2038	102,645	111,534
5.50% 2039	95,235	103,483
5.50% 2042	133,750	145,140
0%-7.50% 2017-2047 (2)	1,182,495	1,282,931	5.28
Government National Mortgage Assn.:
4.00% 2040	119,706	128,643
3.50% 2042	176,175	183,415
0%-10.00% 2021-2042	246,854	266,903	1.74
Other securities		32,913	.10
		10,269,711	30.85

Other mortgage-backed securities - 4.14%
Other securities		1,378,701	4.14

Total mortgage-backed obligations		11,648,412	34.99

Corporate bonds & notes - 31.09%
Financials - 9.52%
Other securities		3,167,053	9.52

Energy - 3.45%
Other securities		1,149,891	3.45

Consumer discretionary - 3.45%
Other securities		1,145,598	3.45

Industrials - 2.91%
Other securities		969,831	2.91

Telecommunication services - 2.63%
Other securities		875,523	2.63

Health care - 2.62%
Other securities		872,647	2.62

Utilities - 2.29%
Other securities		763,056	2.29

Consumer staples - 1.86%
Other securities		619,871	1.86

Materials - 1.41%
Other securities		467,854	1.41

Information technology - 0.95%
Other securities		317,893	.95

Total corporate bonds & notes		10,349,217	31.09

Bonds & notes of U.S. government & government agencies - 23.04%
U.S. Treasury:
1.00% 2012	112,500	112,858
1.375% 2012	125,210	126,556
4.875% 2012	119,545	120,228
0.625% 2013	116,500	117,196
1.125% 2013	201,205	203,885
1.875% 2015	100,540	105,400
1.00% 2016	395,935	400,179
1.00% 2016	192,725	194,876
1.75% 2016	215,095	224,994
2.125% 2016	112,900	119,835
2.375% 2016	150,000	160,693
2.625% 2016	156,890	169,650
8.75% 2020	97,110	153,235
2.00% 2021	159,245	160,987
2.125% 2021	632,645	648,632
7.125% 2023	85,000	128,613
6.875% 2025	77,500	119,339
4.50% 2036	172,457	225,539
4.25% 2039	99,815	126,826
4.375% 2039	138,000	178,932
3.875% 2040	107,876	129,122
4.625% 2040	361,520	486,949
3.75% 2041	186,355	218,803
4.75% 2041	79,050	108,782
0.125%-8.75% 2013-2041 (3)	1,748,946	2,001,802	20.26
Fannie Mae 0.625%-5.375% 2012-2016	209,470	213,517	.64
Federal Home Loan Bank 1.75%-4.50% 2012-2020	195,025	203,624	.61
Freddie Mac 1.75%-5.50% 2012-2016	183,930	193,313	.58
Other securities		317,656	.95
		7,672,021	23.04

Bonds & notes of governments & government agencies outside the U.S. - 5.08%
Other securities		1,690,155	5.08

Other - 1.27%
Other securities		423,817	1.27

Total bonds & notes (cost: $30,507,051,000)		31,783,622	95.47

Convertible securities - 0.03%

Information technology - 0.03%
Other securities		11,802	.03

Total convertible securities (cost: $9,923,000)		11,802	.03

Common stocks - 0.02%

Other - 0.02%
Other securities		5,118	.02

Miscellaneous - 0.00%
Other common stocks in initial period of acquisition		8	.00

Total common stocks (cost: $7,691,000)		5,126	.02

Warrants - 0.00%

Telecommunication services - 0.00%
Other securities		210	.00

Total warrants (cost: $11,276,000)		210	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.94%	'(000)	(000)	assets

Fannie Mae 0.025%-0.23% due 1/9-9/5/2012	$1,072,997	1,072,752	3.22
Freddie Mac 0.04%-0.17% due 2/15-8/1/2012	927,700	927,471	2.79
Federal Home Loan Bank 0.01%-0.20% due 1/4-12/27/2012	758,700	758,497	2.28
Straight-A Funding LLC 0.10%-0.19% due 1/6-2/2/2012 (4)	170,950	170,942	.51
Federal Farm Credit Banks 0.14%-0.18% due 4/18-12/26/2012	170,000	169,915	.51
U.S. Treasury Bills 0.04%-0.29% due 1/12-2/9/2012	65,500	65,500	.20
Other securities		476,172	1.43

Total short-term securities (cost: $3,640,739,000)		3,641,249	10.94

Total investment securities (cost: $34,176,680,000)		35,442,009	106.46
Other assets less liabilities		(2,149,167)	(6.46)

Net assets		$33,292,842	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $59,790,000, which represented .18% of the net assets of the fund. Some of these securities (with an aggregate value of $12,740,000, an aggregate cost of $13,866,000 and representing .04% of the net assets of the fund) were acquired through private placement transactions from 7/17/2009 to 11/17/2010 that may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government price index.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,131,380,000, which represented 12.41% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $34,176,680)		$35,442,009
Cash		102
Unrealized appreciation on open forward currency contracts		5,314
Receivables for:
Sales of investments	$539,296
Sales of fund's shares	48,525
Closed forward currency contracts	422
Interest	276,043	864,286
		36,311,711
Liabilities:
Unrealized depreciation on open forward currency contracts		531
Payables for:
Purchases of investments	2,926,241
Repurchases of fund's shares	70,924
Closed forward currency contracts	138
Investment advisory services	5,700
Services provided by related parties	14,261
Trustees' deferred compensation	487
Other	587	3,018,338
Net assets at December 31, 2011		$33,292,842

Net assets consist of:
Capital paid in on shares of beneficial interest		$35,096,407
Undistributed net investment income		14,675
Accumulated net realized loss		(3,087,482)
Net unrealized appreciation		1,269,242
Net assets at December 31, 2011		$33,292,842

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (2,652,717 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$23,654,216	1,884,728	$12.55
Class B	612,367	48,792	12.55
Class C	2,520,355	200,818	12.55
Class F-1	1,520,452	121,147	12.55
Class F-2	319,551	25,461	12.55
Class 529-A	980,884	78,155	12.55
Class 529-B	53,672	4,277	12.55
Class 529-C	443,871	35,367	12.55
Class 529-E	53,589	4,270	12.55
Class 529-F-1	59,256	4,721	12.55
Class R-1	90,542	7,214	12.55
Class R-2	805,816	64,206	12.55
Class R-3	962,921	76,724	12.55
Class R-4	668,915	53,298	12.55
Class R-5	309,712	24,677	12.55
Class R-6	236,723	18,862	12.55

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $428)		$1,294,455

Fees and expenses*:
Investment advisory services	$70,595
Distribution services	115,384
Transfer agent services	32,907
Administrative services	18,472
Reports to shareholders	1,973
Registration statement and prospectus	572
Trustees' compensation	301
Auditing and legal	173
Custodian	653
State and local taxes	266
Other	1,571	242,867
Net investment income		1,051,588

Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	814,391
Forward currency contracts	(8,031)
Currency transactions	(1,811)	804,549
Net unrealized appreciation (depreciation) on:
Investments	210,942
Forward currency contracts	4,642
Currency translations	(1,135)	214,449
Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency		1,018,998
Net increase in net assets resulting
from operations		$2,070,586

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended December 31
	2011	2010
Operations:
Net investment income	$1,051,588	$1,372,476
Net realized gain on investments, forward currency contracts and currency transactions	804,549	677,271
Net unrealized appreciation on investments, forward currency contracts and currency translations	214,449	709,970
Net increase in net assets resulting from operations	2,070,586	2,759,717

Dividends paid to shareholders from net investment income	(1,109,104)	(1,450,072)

Net capital share transactions	(4,289,380)	(4,283,059)

Total decrease in net assets	(3,327,898)	(2,973,414)

Net assets:
Beginning of year	36,620,740	39,594,154
End of year (including undistributed
net investment income: $14,675 and $12,164, respectively)	$33,292,842	$36,620,740

See Notes to Financial Statements

Notes to financial statements

1.	Organization

The Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations. Effective March 1, 2011, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Mortgage-backed obligations	$-	$11,611,277	$37,135	$11,648,412
Corporate bonds & notes	-	10,338,009	11,208	10,349,217
Bonds & notes of U.S. government & government agencies	-	7,672,021	-	7,672,021
Bonds & notes of governments & government agencies outside the U.S.	-	1,690,155	-	1,690,155
Other	-	423,817	-	423,817
Convertible securities	-	11,802	-	11,802
Common stocks	8	-	5,118	5,126
Warrants	-	210	-	210
Short-term securities	-	3,641,249	-	3,641,249
Total	$8	$35,388,540	$53,461	$35,442,009

9
Forward currency contracts(1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$5,314	$-	$5,314
Unrealized depreciation on open forward currency contracts	-	(531)	-	(531)
Total	$-	$4,783	$-	$4,783

(1)Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended December 31, 2011 (dollars in thousands):

	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized loss(3)	Unrealized depreciation(3)	Transfers out of Level 3(2)	Ending value at 12/31/2011
Investment securities	$74,518	$42,575	$5,660	$(60,482)	$(3,856)	$(1,820)	$(3,134)	$53,461

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(3):								$(3,938)

(2)Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3)Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2011, the fund reclassified $60,049,000 from accumulated net realized loss to undistributed net investment income and $22,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$29,803
Capital loss carryforward*:
Expiring 2016	$(108,855)
Expiring 2017	(2,938,199)	(3,047,054)
Gross unrealized appreciation on investment securities		1,541,198
Gross unrealized depreciation on investment securities		(326,350)
Net unrealized appreciation on investment securities		1,214,848
Cost of investment securities		34,227,161

*Reflects the utilization of capital loss carryforward of $733,391,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2011	2010
Class A	$810,868	$1,039,685
Class B	18,892	32,389
Class C	67,795	95,182
Class F-1	55,627	83,521
Class F-2	12,381	21,639
Class 529-A	30,674	31,721
Class 529-B	1,543	2,435
Class 529-C	10,857	12,078
Class 529-E	1,518	1,574
Class 529-F-1	1,970	2,000
Class R-1	2,462	3,106
Class R-2	20,870	25,249
Class R-3	30,154	38,239
Class R-4	23,891	30,505
Class R-5	10,844	18,226
Class R-6	8,758	12,523
Total	$1,109,104	$1,450,072

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2011, the investment advisory services fee was $70,595,000, which was equivalent to an annualized rate of 0.209% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described in the administrative services paragraph below.

On November 30, 2011, the board of trustees approved an amended shareholder services agreement with AFS effective January 1, 2012. The amended agreement covers the transfer agent services described above and is applicable to all share classes. AFS may use these fees to compensate third parties for performing these services. Beginning January 1, 2012, transfer agent services previously provided to share classes other than Classes A and B will no longer be paid to CRMC, and passed through to AFS and other third parties, through the administrative services agreement described in the administrative services paragraph below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide administrative services that include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The current agreement also provides for certain transfer agent and recordkeeping services. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

On November 30, 2011, the board of trustees approved an amended administrative services agreement with CRMC effective January 1, 2012. The amended agreement covers the administrative services described above and calls for each share class, except Class B, to pay CRMC annual fees of 0.05% (0.01% for Class A) based on its respective average daily net assets to compensate CRMC for administrative services. Transfer agent and recordkeeping services previously provided to share classes other than Classes A and B will no longer be paid to CRMC, and passed through to AFS and other third parties, through the administrative services agreement. Beginning January 1, 2012, transfer agent and recordkeeping services for all share classes will be paid to AFS through the shareholder services agreement described in the transfer agent services section above.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$57,167	$31,949	Not applicable	Not applicable	Not applicable
Class B	7,199	958	Not applicable	Not applicable	Not applicable
Class C	26,115	Included in administrative services	$3,982	$676	Not applicable
Class F-1	4,111		2,481	143	Not applicable
Class F-2	Not applicable		443	22	Not applicable
Class 529-A	2,043		1,044	200	$922
Class 529-B	614		69	24	61
Class 529-C	4,271		483	126	427
Class 529-E	248		48	10	50
Class 529-F-1	-		63	12	56
Class R-1	941		121	31	Not applicable
Class R-2	6,003		1,186	2,158	Not applicable
Class R-3	4,902		1,450	694	Not applicable
Class R-4	1,770		1,046	26	Not applicable
Class R-5	Not applicable		291	7	Not applicable
Class R-6	Not applicable		118	2	Not applicable
Total	$115,384	$32,907	$12,825	$4,131	$1,516

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $301,000, shown on the accompanying financial statements, includes $283,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2011
Class A	$3,467,987	279,545	$765,805	61,887	$(6,884,549)	(558,485)	$(2,650,757)	(217,053)
Class B	44,459	3,577	18,764	1,517	(362,284)	(29,378)	(299,061)	(24,284)
Class C	371,536	29,938	62,888	5,082	(919,444)	(74,624)	(485,020)	(39,604)
Class F-1	412,064	33,336	53,763	4,345	(858,836)	(69,567)	(393,009)	(31,886)
Class F-2	110,665	8,951	10,052	812	(212,590)	(17,245)	(91,873)	(7,482)
Class 529-A	190,513	15,376	30,551	2,468	(164,943)	(13,348)	56,121	4,496
Class 529-B	5,616	453	1,527	123	(27,875)	(2,258)	(20,732)	(1,682)
Class 529-C	91,091	7,351	10,807	873	(98,035)	(7,930)	3,863	294
Class 529-E	11,587	934	1,513	123	(9,458)	(766)	3,642	291
Class 529-F-1	15,958	1,288	1,958	158	(14,111)	(1,142)	3,805	304
Class R-1	20,226	1,633	2,444	197	(34,155)	(2,761)	(11,485)	(931)
Class R-2	251,747	20,313	20,669	1,670	(321,253)	(26,004)	(48,837)	(4,021)
Class R-3	309,367	24,979	29,876	2,415	(457,900)	(37,060)	(118,657)	(9,666)
Class R-4	245,207	19,836	23,713	1,917	(388,730)	(31,455)	(119,810)	(9,702)
Class R-5	164,621	13,238	10,607	857	(242,473)	(19,722)	(67,245)	(5,627)
Class R-6	64,680	5,233	8,731	706	(123,736)	(10,058)	(50,325)	(4,119)
Total net increase
(decrease)	$5,777,324	465,981	$1,053,668	85,150	$(11,120,372)	(901,803)	$(4,289,380)	(350,672)

Year ended December 31, 2010
Class A	$4,624,435	380,821	$964,456	79,244	$(8,217,301)	(675,397)	$(2,628,410)	(215,332)
Class B	89,940	7,395	30,081	2,474	(478,979)	(39,446)	(358,958)	(29,577)
Class C	560,234	46,123	85,538	7,029	(1,008,776)	(82,905)	(363,004)	(29,753)
Class F-1	598,525	49,211	77,018	6,331	(1,217,084)	(99,820)	(541,541)	(44,278)
Class F-2	178,617	14,696	16,299	1,342	(550,601)	(45,543)	(355,685)	(29,505)
Class 529-A	213,708	17,574	31,601	2,595	(131,217)	(10,771)	114,092	9,398
Class 529-B	9,746	802	2,412	198	(28,978)	(2,378)	(16,820)	(1,378)
Class 529-C	112,286	9,237	12,025	987	(78,819)	(6,469)	45,492	3,755
Class 529-E	12,886	1,059	1,567	129	(7,601)	(625)	6,852	563
Class 529-F-1	17,020	1,400	1,989	163	(11,236)	(923)	7,773	640
Class R-1	31,352	2,580	3,071	252	(41,182)	(3,393)	(6,759)	(561)
Class R-2	290,256	23,876	25,004	2,054	(304,919)	(25,034)	10,341	896
Class R-3	357,644	29,422	37,864	3,111	(469,110)	(38,562)	(73,602)	(6,029)
Class R-4	304,919	25,093	30,205	2,481	(380,651)	(31,331)	(45,527)	(3,757)
Class R-5	171,239	14,109	18,013	1,480	(286,498)	(23,505)	(97,246)	(7,916)
Class R-6	105,738	8,701	12,522	1,028	(98,317)	(8,078)	19,943	1,651
Total net increase
(decrease)	$7,678,545	632,099	$1,349,665	110,898	$(13,311,269)	(1,094,180)	$(4,283,059)	(351,183)

*Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $33,558,401,000 and $34,589,954,000, respectively, during the year ended December 31, 2011.

9. Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of December 31, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive	Deliver	at 12/31/2011

Sales:
Brazilian reais	1/26/2012	JPMorgan Chase	$68,453	BRL128,000	306
British pounds	2/16/2012	UBS AG	$18,009	£11,330	422
Colombian pesos	1/17/2012	JPMorgan Chase	$20,238	COP39,110,000	13
Euros	1/6/2012	UBS AG	$153	€115	5
Euros	1/11/2012	Barclays Bank PLC	$12,066	€8,970	486
Euros	1/11/2012	JPMorgan Chase	$674	€500	27
Euros	1/25/2012	Citibank	$8,502	€6,535	42
Euros	1/25/2012	Citibank	$31,645	€24,170	357
Euros	2/16/2012	UBS AG	$49,339	€36,150	2,535
Euros	2/29/2012	Citibank	$9,743	€7,300	290
Euros	2/29/2012	JPMorgan Chase	$334	€250	10
Euros	3/15/2012	UBS AG	$9,884	€7,600	41
Euros	3/16/2012	UBS AG	$4,712	€3,625	17
Euros	3/23/2012	Barclays Bank PLC	$2,549	€1,950	24
Euros	3/30/2012	UBS AG	$20,902	€15,975	208
Hungarian forints	1/25/2012	HSBC Bank	$2,824	HUF658,850	124
Japanese yen	1/31/2012	UBS AG	$46,341	¥3,605,342	(523)
Mexican pesos	1/6/2012	Citibank	$3,247	MXN46,635	(8)
Mexican pesos	2/8/2012	Citibank	$10,864	MXN146,435	407

Forward currency contracts - net					$4,783

Financial highlights

		Income (loss) from investment operations(1)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2) (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(3)	Ratio of net income to average net assets(3)
Class A:
Year ended 12/31/2011	$12.19	$.40	$.38	$.78	$(.42)	$12.55	6.51%	$23,654	.60%	.60%	3.23%
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627	.59	.59	3.61
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349	.65	.65	4.74
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65	.63	5.76
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63	.61	5.22
Class B:
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	1.36	2.49
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35	1.35	2.88
Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40	1.40	4.05
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48
Class C:
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40	1.40	2.43
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39	1.39	2.81
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44	1.44	3.91
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Class F-1:
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520	.63	.63	3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866	.62	.62	3.59
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329	.65	.65	4.80
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64	.62	5.78
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62	.60	5.22
Class F-2:
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319	.36	.36	3.48
Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402	.36	.36	3.89
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737	.39	.39	4.66
Period from 8/4/2008 to 12/31/2008(4)	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18	.17	2.69
Class 529-A:
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981	.68	.68	3.13
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898	.65	.65	3.53
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758	.70	.70	4.67
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69	.67	5.74
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69	.67	5.17
Class 529-B:
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47	1.47	2.36
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45	1.45	2.76
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50	1.50	3.89
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Class 529-C:
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444	1.46	1.46	2.35
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44	1.44	2.74
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49	1.49	3.87
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Class 529-E:
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54	.94	.94	2.87
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49	.93	.93	3.24
Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40	.99	.99	4.38
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99	.96	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98	.96	4.88

Class 529-F-1:
Year ended 12/31/2011	$12.19	$.42	$.38	$.80	$(.44)	$12.55	6.65%	$59	.46%	.46%	3.36%
Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54	.44	.44	3.74
Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44	.49	.49	4.84
Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49	.46	5.96
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48	.46	5.38
Class R-1:
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91	1.38	1.38	2.45
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38	1.38	2.82
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43	1.43	3.96
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42	5.01
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Class R-2:
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806	1.39	1.39	2.43
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39	1.39	2.79
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49	1.49	3.89
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50	4.90
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Class R-3:
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963	.94	.94	2.89
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053	.93	.93	3.26
Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091	.97	.97	4.43
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98	.95	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98	.95	4.89
Class R-4:
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669	.62	.62	3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768	.62	.62	3.57
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788	.66	.66	4.75
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67	.64	5.77
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66	.64	5.22
Class R-5:
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80	310	.32	.32	3.51
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370	.32	.32	3.88
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451	.37	.37	5.20
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37	.34	6.06
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36	.34	5.50
Class R-6:
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237	.27	.27	3.55
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280	.27	.27	3.90
Period from 5/1/2009 to 12/31/2009(4)	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31 (5)	.31 (5)	4.59 (5)

	Year ended December 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	154%	99%	84%	57%	58%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the periods shown and, accordingly, is not representative of a full year.
(5)Annualized.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The Bond Fund of America:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio and the summary investment portfolio, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 9, 2012

The Bond Fund of America

Part C
Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a)	Articles of Incorporation – Certificate of Trust filed 8/20/09 and Agreement and Declaration of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(e)
Underwriting Contracts – Form of Principal Underwriting Agreement dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Bank/Trust Company Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Class F Share Participation Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Class F Share Participation Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Class F Share Participation Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Bank/Trust Company Participation Agreement for Class F Shares effective 3/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 12/1/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 2/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 12/10/10 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07)

(h-1)
Other Material Contracts – Form of Indemnification Agreement - previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Agreement and Plan of Reorganization dated 8/24/09 - previously filed (see P/E Amendment No. 61 filed 2/28/11)

(h-2)	Form of Amended and Restated Shareholder Services Agreement dated 1/1/12; and Form of Amended and Restated Administrative Services Agreement dated 1/1/12

(i)	Legal Opinion – Legal Opinion - previously filed (see P/E Amendment No. 61 filed 2/28/11)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m)
Rule 12b-1 Plan – Forms of Plans of Distribution for Classes A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1 and R-1, R-2, R-3 and R-4 dated 3/1/11 - previously filed (see P/E Amendment No. 61 filed 2/28/11)

(n)	Rule 18f-3 – Form of Amended and Restated Multiple Class Plan dated 1/1/12

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2011; and Code of Ethics for Registrant dated December 2005

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, The American Funds Income Series, American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Inc., Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, Inc., The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Director, Senior Vice President	None
LAO	Dianne L. Anderson	Vice President	None
LAO	William C. Anderson	Director, Senior Vice President & Director of Retirement Plan Business	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Gerard M. Bockstie, Jr.	Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Individual Investor Business	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Kevin F. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Craig A. Duglin	Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Regional Vice President	None
LAO	Linda Johnson	Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Senior Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Director, Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Todd J. Meucci	Regional Vice President	None
LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	Jack Nitowitz	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Senior Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
NYO	Andrew B. Suzman	Director	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President and National Sales Manager	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Director, Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

 n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of February, 2012.

THE BOND FUND OF AMERICA

By: /s/ John H. Smet
(John H. Smet, President/PEO)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on February 28, 2012, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ John H. Smet	President/PEO
(John H. Smet)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Chairman of the Board (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee
	/s/ John H. Smet	President/PEO and Trustee
(John H. Smet)
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed werewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/Timothy W. McHale
(Timothy W. McHale)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA, this 22nd day of August, 2011.
                                               (City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim Brian D. Bullard Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 22nd day of August, 2011.
 (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Jennifer M. Buchheim Brian D. Bullard Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Marina del Rey, CA, this 27th day of August, 2011.
   (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 22nd day of August, 2011.
  (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 28th day of November, 2011.
  (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 28th day of November, 2011.
 (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, this 18th day of August, 2011.
 (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 20th day of August, 2011.
  (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 22nd day of August, 2011.
  (City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 28th day of November, 2011.
   (City, State)

/s/ Steadman Upham
Steadman Upham, Board member